UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

AB BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2021

Date of reporting period: March 31, 2021

ITEM 1. REPORTS TO STOCKHOLDERS.

MAR    03.31.21

SEMI-ANNUAL REPORT

AB LIMITED DURATION HIGH INCOME PORTFOLIO

As of January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-PORT may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We’re pleased to provide this report for the AB Limited Duration High Income Portfolio (the “Fund”). Please review the discussion of Portfolio performance, the market conditions during the reporting period and the Portfolio’s investment strategy.

At AB, we’re striving to help our clients achieve better outcomes by:

+	Fostering diverse perspectives that give us a distinctive approach to navigating global capital markets

+	Applying differentiated investment insights through a connected global research network

+	Embracing innovation to design better ways to invest and leading-edge mutual-fund solutions

Whether you’re an individual investor or a multibillion-dollar institution, we’re putting our knowledge and experience to work for you every day.

For more information about AB’s comprehensive range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in AB mutual funds—and for placing your trust in our firm.

Sincerely,

Onur Erzan

President and Chief Executive Officer, AB Mutual Funds

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SEMI-ANNUAL REPORT

May 12, 2021

This report provides management’s discussion of fund performance for the AB Limited Duration High Income Portfolio for the semi-annual reporting period ended March 31, 2021.

The Fund’s investment objective is to seek the highest level of income that is available without assuming what the Adviser considers to be undue risk to principal.

NAV RETURNS AS OF MARCH 31, 2021 (unaudited)

	6 months	12 months

AB LIMITED DURATION HIGH INCOME PORTFOLIO

Class A Shares	5.67%	22.73%

Class C Shares	5.28%	21.70%

Advisor Class Shares[1]	5.81%	22.94%

Bloomberg Barclays Global High Yield 1-5 Year Index (USD hedged)	7.12%	21.74%

Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its benchmark, the Bloomberg Barclays Global High Yield 1-5 Year Index (USD hedged), for the six- and 12-month periods ended March 31, 2021.

During the six-month period, all share classes of the Fund underperformed the benchmark, before sales charges. Overweights on the five- and 10-year parts of the yield curve were the primary detractors, relative to the benchmark. Security selection also detracted, mostly from selections in airlines, basic industry and consumer noncyclical that were partially offset by a gain among sovereign bonds. Industry allocation contributed, primarily from gains utilizing high-yield credit default swaps, and underweights to real estate investment trusts and telecommunications that exceeded losses from off-benchmark exposures to credit risk-transfer securities and agency mortgage-backed securities, as well as an underweight to sovereign bonds. Country allocation was a minor contributor to returns, while currency decisions did not have a meaningful impact on performance during the period.

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During the 12-month period, Class A and Advisor Class shares outperformed the benchmark, while Class C shares underperformed, before sales charges. Security selection was the primary contributor, mainly within energy, sovereign bonds, automotive, consumer noncyclical and banking, while selection within basic industry and airlines detracted. Industry allocation also contributed, mostly from the use of high-yield credit default swaps, an underweight to telecommunications and an overweight to energy, more than offsetting losses from off-benchmark exposures to agency mortgage-backed securities and commercial mortgage-backed securities. Country and yield-curve positioning in the five- and 10-year parts of the US yield curve detracted. Currency decisions did not have a meaningful impact on performance.

During both periods, the Fund utilized currency forwards and currency options, both purchased and written, to hedge currency exposure, as well as to manage active currency risk. Treasury futures were used to manage duration, country exposure and yield-curve positioning. Equity futures were used to hedge and take active risk. Total return swaps and credit default swaps, both single name and index, were used to hedge credit risk and to take active credit and growth risk.

MARKET REVIEW AND INVESTMENT STRATEGY

Global fixed-income market returns were mixed, with an elevated amount of volatility and dispersion between regions and credit sectors over the six-month period ended March 31, 2021. After the positive impact of massive fiscal stimulus enacted by governments, and central bank monetary policies that anchored short-term interest rates at record lows to combat the COVID-19 pandemic, longer-term treasury yields continued to steadily rise during the period, based on expectations of an economic growth recovery. Developed-market government bonds were negative, except in Italy, due to the European Central Bank’s bond-buying program to cap eurozone periphery yields. Historically low interest rates also set the stage for a sharp rebound in risk assets, which began to significantly rise in November, when positive vaccine news extended the credit rally. Emerging- and developed-market high-yield corporate bonds led gains, with significant positive returns, as investors searched for higher yields in a period of historically low interest rates. Emerging-market local-currency and hard-currency sovereign bonds, as well as emerging-market and developed-market investment-grade corporate bonds, also had positive results and outperformed global treasuries. Securitized assets also outperformed US Treasuries, with slightly negative results. The US dollar fell against most developed-market currencies and was mixed relative to emerging-market currencies. Brent crude oil prices rebounded by 54% on the improved economic outlook and OPEC+ production cuts. Copper gained 32% because of increased demand for infrastructure and green-energy initiatives. Gold prices fell about 9% due to the improved economic landscape.

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The Fund’s Senior Investment Management Team (the “Team”) continues to utilize its high-quality strategy that seeks attractive returns with less volatility than traditional high-yield approaches. The Team seeks to manage interest-rate risk by maintaining an average duration of less than four years. The Fund’s primary investments are high-yield corporate fixed-income securities from developed and emerging markets, particularly lower rated, investment-grade and unrated debt securities.

INVESTMENT POLICIES

The Fund invests primarily in fixed-income securities, with an emphasis on corporate fixed-income securities rated below investment-grade (commonly known as “junk bonds”), unrated securities considered by the Adviser to be of comparable quality, and related derivatives. Under normal circumstances, the Fund will maintain a dollar-weighted average duration of less than four years, although it may invest in individual fixed-income securities with durations in excess of four years.

The Fund may also invest in investment-grade fixed-income securities, high-yield securities of governments and government-related issuers, loan participations and assignments and, to a lesser extent, equity securities and derivatives related to these instruments. The Fund will not invest more than 10% of its net assets in securities rated at or below Caa1 by Moody’s Investors Service, CCC+ by S&P Global Ratings or CCC by Fitch Ratings at the time of purchase. (For the purpose of this 10% limit, the Fund will rely on the highest rating from any of the three rating agencies, and the notional amount of derivatives related to these instruments will be counted.)

The Fund invests on a global basis, including securities of issuers in both developed- and emerging-market countries. The Fund may invest in securities denominated in foreign currencies, although it expects to use hedging instruments frequently to attempt to limit the currency exposure resulting from such investments.

The Fund expects to use derivatives, such as options, futures contracts, forwards and swaps, to a significant extent, subject to the limits of applicable law. Derivatives may provide more efficient and economical exposure to market segments than direct investments, and may also be a quicker and more efficient way to alter the Fund’s exposure. For example, the Fund may use credit default and interest rate swaps to gain exposure to the fixed-income markets. In determining when and to what extent to enter into derivative transactions, the Adviser considers factors such as the risks and returns of these investments relative to direct investments and the costs of such transactions. Derivatives such as options and forwards may also be used for hedging purposes, including to hedge against interest-rate, credit market and currency fluctuations.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The Bloomberg Barclays Global High Yield 1-5 Year Index (USD hedged) is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Bloomberg Barclays Global High Yield 1-5 Year Index represents the performance of non-investment grade fixed-income securities in the US, developed and emerging markets with more than one year and less than five years remaining until maturity, hedged to the US dollar. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock, bond, currency and commodity markets fluctuate. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market.

Interest-Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The current historically low interest rate environment heightens the risks associated with rising interest rates.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer, guarantor or counterparty may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 5

DISCLOSURES AND RISKS (continued)

a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Derivatives Risk: Derivatives may be difficult to price and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory and other uncertainties.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Loan Participations and Assignments Risk: When the Fund purchases loan participations and assignments, it is subject to the credit risk associated with the underlying corporate borrower. In addition, the lack of a liquid secondary market for loan participations and assignments may have an adverse impact on the value of such investments and the Fund’s ability to dispose of particular assignments or participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower.

Illiquid Investments Risk: Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest-rate environment, when the value and liquidity of fixed-income securities generally decline.

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DISCLOSURES AND RISKS (continued)

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2021 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]

CLASS A SHARES			2.75%

1 Year	22.73%	17.50%

5 Years	4.77%	3.86%

Since Inception[2]	4.66%	4.18%

CLASS C SHARES			2.13%

1 Year	21.70%	20.70%

5 Years	3.99%	3.99%

Since Inception[2,3]	3.89%	3.89%

ADVISOR CLASS SHARES[4]			3.13%

1 Year	22.94%	22.94%

5 Years	5.01%	5.01%

Since Inception[2]	4.93%	4.93%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.04%, 1.79% and 0.79% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios, exclusive of expenses associated with acquired fund fees and expenses of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs, to 0.95%, 1.70% and 0.70% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated before January 31, 2022. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2021.

2	Inception date: 12/7/2011.

3	Assumes conversion of Class C shares into Class A shares after 10 years.

4

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

MARCH 31, 2021 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	17.50%

5 Years	3.86%

Since Inception[1]	4.18%

CLASS C SHARES

1 Year	20.70%

5 Years	3.99%

Since Inception[1,2]	3.89%

ADVISOR CLASS SHARES[3]

1 Year	22.94%

5 Years	5.01%

Since Inception[1]	4.93%

1	Inception date: 12/7/2011.

2	Assumes conversion of Class C shares into Class A shares after 10 years.

3

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE (continued)

	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,056.70	$4.87	0.95%
Hypothetical**	$1,000	$1,020.19	$4.78	0.95%
Class C
Actual	$1,000	$1,052.80	$8.70	1.70%
Hypothetical**	$1,000	$1,016.45	$8.55	1.70%
Advisor Class
Actual	$1,000	$1,058.10	$3.59	0.70%
Hypothetical**	$1,000	$1,021.44	$3.53	0.70%
Class R
Actual	$1,000	$1,055.40	$6.15	1.20%
Hypothetical**	$1,000	$1,018.95	$6.04	1.20%
Class K
Actual	$1,000	$1,055.70	$4.87	0.95%
Hypothetical**	$1,000	$1,020.19	$4.78	0.95%
Class I
Actual	$1,000	$1,057.90	$3.59	0.70%
Hypothetical**	$1,000	$1,021.44	$3.53	0.70%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

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PORTFOLIO SUMMARY

March 31, 2021 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $330.3

1

All data are as of March 31, 2021. The Fund’s security type breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

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PORTFOLIO OF INVESTMENTS

March 31, 2021 (unaudited)

		Principal Amount (000)	U.S. $ Value

CORPORATES – NON-INVESTMENT GRADE – 41.9%
Industrial – 37.3%
Basic – 2.0%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 06/15/2027(a)	U.S.$	210	$219,513
Cleveland-Cliffs, Inc. 6.75%, 03/15/2026(a)		294	319,590
9.875%, 10/17/2025(a)		245	287,015
FMG Resources (August 2006) Pty Ltd. 5.125%, 05/15/2024(a)		205	223,981
Freeport-McMoRan, Inc. 3.875%, 03/15/2023		521	542,372
Grinding Media, Inc./Moly-Cop AltaSteel Ltd. 7.375%, 12/15/2023(a)		329	335,998
Hecla Mining Co. 7.25%, 02/15/2028		298	319,697
INEOS Quattro Finance 1 PLC 3.75%, 07/15/2026(a)	EUR	100	119,295
INEOS Quattro Finance 2 PLC 2.50%, 01/15/2026(a)		257	301,489
3.375%, 01/15/2026(a)	U.S.$	311	310,670
Kaiser Aluminum Corp. 6.50%, 05/01/2025(a)		178	188,531
Kleopatra Finco SARL 4.25%, 03/01/2026(a)	EUR	205	240,694
Kraton Polymers LLC/Kraton Polymers Capital Corp. 4.25%, 12/15/2025(a)	U.S.$	690	692,463
OCI NV 5.25%, 11/01/2024(a)		247	256,890
Peabody Energy Corp. 8.50% (6.00% Cash and 2.50% PIK), 12/31/2024(a)(b)		617	256,055
PIC AU Holdings LLC/PIC AU Holdings Corp. 10.00%, 12/31/2024(a)		695	637,579
Sealed Air Corp. 5.25%, 04/01/2023(a)		305	322,693
thyssenkrupp AG 2.875%, 02/22/2024(a)	EUR	343	409,384
WR Grace & Co.-Conn 4.875%, 06/15/2027(a)	U.S.$	516	533,756

			6,517,665

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Capital Goods – 3.6%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(a)(b)	EUR	251	$301,012
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.125%, 08/15/2026(a)	U.S.$	523	536,933
5.25%, 08/15/2027(a)		521	531,378
Ball Corp. 4.00%, 11/15/2023		700	743,239
Bombardier, Inc. 6.00%, 10/15/2022(a)		26	25,994
6.125%, 01/15/2023(a)		790	822,327
7.50%, 03/15/2025(a)		26	25,599
Cleaver-Brooks, Inc. 7.875%, 03/01/2023(a)		72	70,561
Colfax Corp. 6.00%, 02/15/2024(a)		278	286,832
Crown European Holdings SA 2.25%, 02/01/2023(a)	EUR	116	139,630
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(a)	U.S.$	1,143	1,197,292
GFL Environmental, Inc. 3.75%, 08/01/2025(a)		355	360,282
5.125%, 12/15/2026(a)		64	67,356
Griffon Corp. 5.75%, 03/01/2028		387	411,598
Renk AG/Frankfurt am Main 5.75%, 07/15/2025(a)	EUR	737	900,251
Silgan Holdings, Inc. 2.25%, 06/01/2028		412	484,360
SPX FLOW, Inc. 5.875%, 08/15/2026(a)	U.S.$	264	275,246
Terex Corp. 5.625%, 02/01/2025(a)		846	869,798
Tervita Corp. 11.00%, 12/01/2025(a)		608	689,715
TransDigm, Inc. 8.00%, 12/15/2025(a)		275	299,508
Triumph Group, Inc. 6.25%, 09/15/2024(a)		491	498,331
8.875%, 06/01/2024(a)		406	454,720
Trivium Packaging Finance BV 3.75%, 08/15/2026(a)	EUR	440	528,888
5.50%, 08/15/2026(a)	U.S.$	232	243,839
Vertical US Newco, Inc. 5.25%, 07/15/2027(a)		847	886,894

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Wesco Distribution, Inc. 7.125%, 06/15/2025(a)	U.S.$	262	$286,473

			11,938,056

Communications - Media – 3.8%
Altice Financing SA 2.25%, 01/15/2025(a)	EUR	106	121,371
5.00%, 01/15/2028(a)	U.S.$	445	439,219
AMC Networks, Inc. 5.00%, 04/01/2024		284	289,527
Banijay Entertainment SASU 3.50%, 03/01/2025(a)	EUR	110	129,803
5.375%, 03/01/2025(a)	U.S.$	295	304,676
CCO Holdings LLC/CCO Holdings Capital Corp. 4.00%, 03/01/2023(a)		614	620,791
Clear Channel Worldwide Holdings, Inc. 5.125%, 08/15/2027(a)		651	654,255
CSC Holdings LLC 6.75%, 11/15/2021		346	355,948
DISH DBS Corp. 5.00%, 03/15/2023		63	65,741
5.875%, 07/15/2022		246	256,861
6.75%, 06/01/2021		391	394,085
7.75%, 07/01/2026		145	160,084
iHeartCommunications, Inc. 6.375%, 05/01/2026		508	539,217
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027(a)		599	638,612
Meredith Corp. 6.875%, 02/01/2026		575	591,664
Netflix, Inc. 3.625%, 05/15/2027	EUR	1,136	1,525,354
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.00%, 08/15/2027(a)	U.S.$	373	378,174
Sinclair Television Group, Inc. 5.50%, 03/01/2030(a)		431	419,173
Sirius XM Radio, Inc. 3.875%, 08/01/2022(a)		850	855,041
4.625%, 07/15/2024(a)		267	274,845
TEGNA, Inc. 4.75%, 03/15/2026(a)		605	642,050
Univision Communications, Inc. 5.125%, 02/15/2025(a)		357	361,605
6.625%, 06/01/2027(a)		304	324,696
UPC Holding BV 5.50%, 01/15/2028(a)		322	332,690

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 15

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Urban One, Inc. 7.375%, 02/01/2028(a)	U.S.$	608	$629,505
Virgin Media Secured Finance PLC 5.50%, 08/15/2026(a)		860	892,396
Ziggo BV 5.50%, 01/15/2027(a)		467	486,231

			12,683,614

Communications - Telecommunications – 1.7%
Altice France SA/France 7.375%, 05/01/2026(a)		580	603,293
C&W Senior Financing DAC 6.875%, 09/15/2027(a)		208	221,799
CenturyLink, Inc. Series S 6.45%, 06/15/2021		464	468,640
Series Y 7.50%, 04/01/2024		372	416,818
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(a)		570	609,780
Consolidated Communications, Inc. 5.00%, 10/01/2028(a)		246	248,502
6.50%, 10/01/2028(a)		280	300,367
DKT Finance ApS 9.375%, 06/17/2023(a)		200	206,154
Level 3 Financing, Inc. 4.625%, 09/15/2027(a)		154	158,421
Lumen Technologies Inc. Series T 5.80%, 03/15/2022		260	268,973
T-Mobile USA, Inc. 2.25%, 02/15/2026		355	355,291
2.625%, 04/15/2026		657	666,205
2.875%, 02/15/2031		118	114,067
6.00%, 03/01/2023		731	735,803
Zayo Group Holdings, Inc. 4.00%, 03/01/2027(a)		140	137,680
6.125%, 03/01/2028(a)		59	60,622

			5,572,415

Consumer Cyclical - Automotive – 2.9%
Adient US LLC 9.00%, 04/15/2025(a)		390	433,430
American Axle & Manufacturing, Inc. 6.25%, 04/01/2025		70	72,115
6.50%, 04/01/2027		211	219,581
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(a)	EUR	110	133,585
6.25%, 05/15/2026(a)	U.S.$	568	603,170

16 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Dana, Inc. 5.50%, 12/15/2024	U.S.$	844	$861,724
Ford Motor Co. 8.50%, 04/21/2023		624	695,779
9.00%, 04/22/2025		180	217,901
Ford Motor Credit Co. LLC 3.096%, 05/04/2023		1,041	1,058,468
Garrett LX I SARL/Garrett Borrowing LLC 5.125%, 10/15/2026(a)(c)(d)	EUR	442	554,980
IHO Verwaltungs GmbH 3.625% (3.625% Cash or 4.375% PIK), 05/15/2025(a)(b)		281	335,026
Jaguar Land Rover Automotive PLC 5.875%, 11/15/2024(a)		100	126,636
6.875%, 11/15/2026(a)		702	930,256
7.75%, 10/15/2025(a)	U.S.$	293	317,580
Meritor, Inc. 4.50%, 12/15/2028(a)		301	301,864
6.25%, 02/15/2024		156	158,668
6.25%, 06/01/2025(a)		64	68,300
PM General Purchaser LLC 9.50%, 10/01/2028(a)		148	158,036
Tenneco, Inc. 5.00%, 07/15/2024(a)	EUR	230	276,464
7.875%, 01/15/2029(a)	U.S.$	378	424,131
Titan International, Inc. 6.50%, 11/30/2023		285	288,981
ZF North America Capital, Inc. 4.50%, 04/29/2022(a)		907	930,664
4.75%, 04/29/2025(a)		400	429,372

			9,596,711

Consumer Cyclical - Entertainment – 2.6%
Carnival Corp. 1.875%, 11/07/2022	EUR	785	908,059
7.625%, 03/01/2026(a)		182	230,788
11.50%, 04/01/2023(a)	U.S.$	868	990,744
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 05/01/2025(a)		644	678,042
Mattel, Inc. 3.375%, 04/01/2026(a)		1,100	1,125,872
NCL Corp., Ltd. 3.625%, 12/15/2024(a)		891	840,721
Royal Caribbean Cruises Ltd. 5.25%, 11/15/2022		237	244,413
5.50%, 04/01/2028(a)		526	528,693

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 17

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

10.875%, 06/01/2023(a)	U.S.$	338	$388,761
11.50%, 06/01/2025(a)		609	710,100
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025(a)		517	558,649
Vail Resorts, Inc. 6.25%, 05/15/2025(a)		137	146,006
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		132	129,144
13.00%, 05/15/2025(a)		656	771,502
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/2029(a)		227	229,540

			8,481,034

Consumer Cyclical - Other – 3.5%
Adams Homes, Inc. 7.50%, 02/15/2025(a)		435	455,488
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 6.25%, 09/15/2027(a)		545	569,699
Caesars Entertainment, Inc. 6.25%, 07/01/2025(a)		330	351,902
Churchill Downs, Inc. 4.75%, 01/15/2028(a)		331	343,356
Empire Communities Corp. 7.00%, 12/15/2025(a)		448	473,617
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(a)		460	481,293
Forestar Group, Inc. 8.00%, 04/15/2024(a)		258	269,182
Forterra Finance LLC/FRTA Finance Corp. 6.50%, 07/15/2025(a)		602	648,589
Hilton Domestic Operating Co., Inc. 4.875%, 01/15/2030		526	557,586
5.375%, 05/01/2025(a)		105	110,664
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125%, 12/01/2024		743	776,911
International Game Technology PLC 3.50%, 07/15/2024(a)	EUR	135	163,458
4.125%, 04/15/2026(a)	U.S.$	491	503,005
KB Home 7.00%, 12/15/2021		144	147,616
7.50%, 09/15/2022		363	392,171
7.625%, 05/15/2023		355	385,299
Marriott Ownership Resorts, Inc./ILG LLC 6.50%, 09/15/2026		652	680,786

18 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Mattamy Group Corp. 5.25%, 12/15/2027(a)	U.S.$	656	$688,787
Meritage Homes Corp. 7.00%, 04/01/2022		597	627,166
MGM Resorts International 7.75%, 03/15/2022		96	101,224
Samsonite Finco SARL 3.50%, 05/15/2026(a)	EUR	215	244,416
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028(a)	U.S.$	445	452,872
Stars Group Holdings BV/Stars Group US Co-Borrower LLC 7.00%, 07/15/2026(a)		355	371,483
Taylor Morrison Communities, Inc. 5.875%, 06/15/2027(a)		195	215,311
Travel + Leisure Co. 6.625%, 07/31/2026(a)		532	603,639
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50%, 03/01/2025(a)		1,024	1,081,303

			11,696,823

Consumer Cyclical - Restaurants – 0.3%
1011778 BC ULC/New Red Finance, Inc. 5.75%, 04/15/2025(a)		452	480,218
IRB Holding Corp. 7.00%, 06/15/2025(a)		183	197,281
Yum! Brands, Inc. 7.75%, 04/01/2025(a)		375	410,224

			1,087,723

Consumer Cyclical - Retailers – 2.1%
Burlington Coat Factory Warehouse Corp. 6.25%, 04/15/2025(a)		37	39,349
Dufry One BV 2.50%, 10/15/2024(a)	EUR	748	863,039
Hanesbrands, Inc. 4.625%, 05/15/2024(a)	U.S.$	607	643,742
4.875%, 05/15/2026(a)		170	182,371
L Brands, Inc. 6.875%, 07/01/2025(a)		1,325	1,471,346
Penske Automotive Group, Inc. 3.50%, 09/01/2025		580	592,522
PetSmart, Inc./PetSmart Finance Corp. 4.75%, 02/15/2028(a)		302	308,868
7.75%, 02/15/2029(a)		317	342,702
Rite Aid Corp. 7.50%, 07/01/2025(a)		134	139,187

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 19

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(a)	U.S.$	735	$760,019
Staples, Inc. 7.50%, 04/15/2026(a)		821	867,994
TPro Acquisition Corp. 11.00%, 10/15/2024(a)		177	194,026
William Carter Co. (The) 5.625%, 03/15/2027(a)		547	577,534

			6,982,699

Consumer Non-Cyclical – 3.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 02/15/2023(a)		397	406,183
4.625%, 01/15/2027(a)		285	295,271
7.50%, 03/15/2026(a)		185	204,299
Avantor Funding, Inc. 2.625%, 11/01/2025(a)	EUR	346	415,440
CD&R Smokey Buyer, Inc. 6.75%, 07/15/2025(a)	U.S.$	106	113,612
Cheplapharm Arzneimittel GmbH 3.50%, 02/11/2027(a)	EUR	106	125,936
CHS/Community Health Systems, Inc. 6.625%, 02/15/2025(a)	U.S.$	357	377,988
Cidron Aida Finco Sarl 5.00%, 04/01/2028(a)	EUR	145	172,252
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)	U.S.$	88	86,247
Envision Healthcare Corp. 8.75%, 10/15/2026(a)		77	57,564
Global Medical Response, Inc. 6.50%, 10/01/2025(a)		290	301,365
HCA, Inc. 5.375%, 02/01/2025		173	193,009
5.875%, 02/15/2026		373	428,950
IQVIA, Inc. 1.75%, 03/15/2026(a)	EUR	798	938,033
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027(a)	U.S.$	469	449,522
Legacy LifePoint Health LLC 4.375%, 02/15/2027(a)		147	144,316
6.75%, 04/15/2025(a)		469	499,260
MEDNAX, Inc. 6.25%, 01/15/2027(a)		427	456,365
ModivCare, Inc. 5.875%, 11/15/2025(a)		221	232,852

20 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Newell Brands, Inc. 4.35%, 04/01/2023	U.S.$	72	$75,895
4.70%, 04/01/2026		496	547,028
4.875%, 06/01/2025		122	134,682
Par Pharmaceutical, Inc. 7.50%, 04/01/2027(a)		835	887,496
Post Holdings, Inc. 5.75%, 03/01/2027(a)		517	543,744
RP Escrow Issuer LLC 5.25%, 12/15/2025(a)		570	589,859
Syneos Health, Inc. 3.625%, 01/15/2029(a)		757	736,236
Tenet Healthcare Corp. 4.875%, 01/01/2026(a)		678	704,571
5.125%, 05/01/2025		513	520,321
7.50%, 04/01/2025(a)		546	589,210
US Acute Care Solutions LLC 6.375%, 03/01/2026(a)		220	228,182

			11,455,688

Energy – 4.8%
Antero Resources Corp. 8.375%, 07/15/2026(a)		220	242,444
Apache Corp. 4.625%, 11/15/2025		108	111,295
4.875%, 11/15/2027		222	227,426
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.625%, 12/15/2025(a)		739	796,346
Callon Petroleum, Co. 6.25%, 04/15/2023		273	242,771
8.25%, 07/15/2025		125	107,813
Cheniere Energy Partners LP 4.50%, 10/01/2029		193	200,319
CITGO Petroleum Corp. 6.375%, 06/15/2026(a)		356	359,076
7.00%, 06/15/2025(a)		376	386,671
CNX Resources Corp. 6.00%, 01/15/2029(a)		226	234,780
Comstock Resources, Inc. 7.50%, 05/15/2025(a)		24	24,914
DCP Midstream Operating LP 4.95%, 04/01/2022		1,011	1,036,457
EnLink Midstream LLC 5.625%, 01/15/2028(a)		433	418,650
EnLink Midstream Partners LP 4.15%, 06/01/2025		769	751,674

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 21

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.40%, 04/01/2024	U.S.$	54	$54,504
4.85%, 07/15/2026		582	562,177
EQM Midstream Partners LP 4.75%, 07/15/2023		101	104,855
Genesis Energy LP/Genesis Energy Finance Corp. 5.625%, 06/15/2024		108	105,720
7.75%, 02/01/2028		680	679,959
8.00%, 01/15/2027		518	524,247
Gulfport Energy Corp. 6.00%, 10/15/2024(c)(d)		400	361,016
Hess Midstream Operations LP 5.625%, 02/15/2026(a)		195	200,821
HighPoint Operating Corp. 7.00%, 10/15/2022(c)(d)		231	129,286
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		356	299,962
Neptune Energy Bondco PLC 6.625%, 05/15/2025(a)		235	235,569
New Fortress Energy, Inc. 6.75%, 09/15/2025(a)		1,151	1,182,618
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(a)		411	422,488
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 11/01/2023		821	793,521
Occidental Petroleum Corp. 2.90%, 08/15/2024		1,180	1,165,392
3.20%, 08/15/2026		87	83,346
PBF Holding Co. LLC/PBF Finance Corp. 9.25%, 05/15/2025(a)		628	641,659
PDC Energy, Inc. 5.75%, 05/15/2026		304	316,221
Range Resources Corp. 5.00%, 03/15/2023		246	250,374
SM Energy Co. 5.625%, 06/01/2025		185	171,182
6.125%, 11/15/2022		115	113,315
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(a)		204	197,370
Transocean Sentry Ltd. 5.375%, 05/15/2023(a)		509	476,671
Weatherford International Ltd. 11.00%, 12/01/2024(a)		109	104,884
Western Midstream Operating LP 4.00%, 07/01/2022		84	86,123

22 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.35%, 02/01/2025	U.S.$	184	$190,315
5.30%, 02/01/2030		1,182	1,282,943

			15,877,174

Other Industrial – 0.3%
Avient Corp. 5.75%, 05/15/2025(a)		128	135,991
KAR Auction Services, Inc. 5.125%, 06/01/2025(a)		679	691,018

			827,009

Services – 2.4%
ADT Security Corp. (The) 4.125%, 06/15/2023		539	560,269
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625%, 07/15/2026(a)		475	503,652
ANGI Group LLC 3.875%, 08/15/2028(a)		247	246,644
APX Group, Inc. 6.75%, 02/15/2027(a)		147	157,615
7.875%, 12/01/2022		415	416,664
Aramark Services, Inc. 4.75%, 06/01/2026		195	200,427
5.00%, 04/01/2025(a)		506	518,822
Carlson Travel, Inc. 6.75%, 12/15/2025(a)		816	748,680
10.50%, 03/31/2025(e)		144	150,157
eDreams ODIGEO SA 5.50%, 09/01/2023(a)	EUR	415	473,458
Garda World Security Corp. 4.625%, 02/15/2027(a)	U.S.$	305	305,543
Intertrust Group BV 3.375%, 11/15/2025(a)	EUR	556	669,013
Nielsen Finance LLC/Nielsen Finance Co. 5.00%, 04/15/2022(a)	U.S.$	136	136,133
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.25%, 04/15/2024(a)		583	621,980
5.75%, 04/15/2026(a)		225	243,083
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/2025(a)		85	87,442
Sabre GLBL, Inc. 7.375%, 09/01/2025(a)		585	638,352
TripAdvisor, Inc. 7.00%, 07/15/2025(a)		549	593,606
Verisure Holding AB 3.25%, 02/15/2027(a)	EUR	638	753,794

			8,025,334

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 23

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Technology – 2.4%
Austin BidCo, Inc. 7.125%, 12/15/2028(a)	U.S.$	269	$275,209
Avaya, Inc. 6.125%, 09/15/2028(a)		547	581,182
Black Knight InfoServ LLC 3.625%, 09/01/2028(a)		438	430,147
CDW LLC/CDW Finance Corp. 4.125%, 05/01/2025		999	1,039,260
CommScope, Inc. 5.50%, 03/01/2024(a)		362	373,273
Dell International LLC/EMC Corp. 5.875%, 06/15/2021(a)		159	159,409
7.125%, 06/15/2024(a)		671	690,593
Microchip Technology, Inc. 4.25%, 09/01/2025(a)		238	248,710
NCR Corp. 5.75%, 09/01/2027(a)		309	326,591
8.125%, 04/15/2025(a)		148	162,024
Pitney Bowes, Inc. 6.875%, 03/15/2027(a)		315	313,743
Rackspace Technology Global, Inc. 3.50%, 02/15/2028(a)		794	763,899
Seagate HDD Cayman 4.875%, 03/01/2024		218	233,999
Solera LLC/Solera Finance, Inc. 10.50%, 03/01/2024(a)		195	201,232
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(a)		1,112	1,156,080
Xerox Corp. 4.375%, 03/15/2023		798	837,293

			7,792,644

Transportation - Airlines – 0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		602	626,183
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(a)		414	438,959
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(a)		1,031	1,164,747

			2,229,889

Transportation - Services – 0.7%
Algeco Global Finance PLC 6.50%, 02/15/2023(a)	EUR	109	129,912

24 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75%, 07/15/2027(a)	U.S.$	69	$71,597
Modulaire Global Finance PLC 8.00%, 02/15/2023(a)		806	822,418
XPO Logistics, Inc. 6.125%, 09/01/2023(a)		1,311	1,332,540

			2,356,467

			123,120,945

Financial Institutions – 4.1%
Banking – 1.9%
Alliance Data Systems Corp. 4.75%, 12/15/2024(a)		1,128	1,159,562
Ally Financial, Inc. 5.75%, 11/20/2025		785	891,917
Banco Santander SA 6.75%, 04/25/2022(a)(f)	EUR	600	741,440
CaixaBank SA 5.875%, 10/09/2027(a)(f)		200	264,444
Discover Financial Services Series D 6.125%, 06/23/2025(f)	U.S.$	811	899,788
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		914	996,324
5.71%, 01/15/2026(a)		347	388,598
Societe Generale SA 8.00%, 09/29/2025(a)(f)		386	452,160
UniCredit SpA 9.25%, 06/03/2022(a)(f)	EUR	427	544,648

			6,338,881

Brokerage – 0.0%
NFP Corp. 7.00%, 05/15/2025(a)	U.S.$	132	141,546

Finance – 1.0%
Enova International, Inc. 8.50%, 09/15/2025(a)		646	671,743
goeasy Ltd. 5.375%, 12/01/2024(a)		852	883,294
Lincoln Financing SARL 3.625%, 04/01/2024(a)	EUR	327	387,427
Navient Corp. 5.50%, 01/25/2023	U.S.$	506	525,754
6.50%, 06/15/2022		117	122,906
7.25%, 09/25/2023		137	148,371

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 25

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

SLM Corp. 5.125%, 04/05/2022	U.S.$	449	$460,795

			3,200,290

Other Finance – 0.3%
Intrum AB 2.75%, 07/15/2022(a)	EUR	63	74,012
3.50%, 07/15/2026(a)		250	292,442
4.875%, 08/15/2025(a)		145	177,602
Nordic Aviation Capital 5.04%, 02/27/2024(g)	U.S.$	767	536,695

			1,080,751

REITS – 0.9%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC 5.75%, 05/15/2026(a)		236	242,653
Diversified Healthcare Trust 6.75%, 12/15/2021		250	252,500
9.75%, 06/15/2025		353	399,490
Iron Mountain, Inc. 4.875%, 09/15/2027(a)		323	330,726
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.625%, 05/01/2024		696	747,977
5.75%, 02/01/2027		200	220,724
Realogy Group LLC/Realogy Co-Issuer Corp. 9.375%, 04/01/2027(a)		285	315,775
VICI Properties LP/VICI Note Co., Inc. 3.50%, 02/15/2025(a)		435	443,065

			2,952,910

			13,714,378

Utility – 0.5%
Electric – 0.3%
Talen Energy Supply LLC 7.25%, 05/15/2027(a)		394	403,070
Vistra Operations Co. LLC 5.50%, 09/01/2026(a)		528	547,483

			950,553

Other Utility – 0.2%
Solaris Midstream Holdings LLC 7.625%, 04/01/2026(a)		672	687,127

			1,637,680

Total Corporates – Non-Investment Grade (cost $133,324,386)			138,473,003

26 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CORPORATES – INVESTMENT GRADE – 19.8%
Industrial – 12.6%
Basic – 1.7%
Anglo American Capital PLC 3.625%, 09/11/2024(a)	U.S.$	1,323	$1,426,459
Arconic Corp. 6.00%, 05/15/2025(a)		285	307,221
Celulosa Arauco y Constitucion SA 4.50%, 08/01/2024		399	432,292
Glencore Finance Canada Ltd. 4.25%, 10/25/2022(a)		610	642,348
Glencore Finance Europe Ltd. 1.875%, 09/13/2023(a)	EUR	290	353,421
Industrias Penoles SAB de CV 5.65%, 09/12/2049(a)	U.S.$	395	455,731
MEGlobal Canada ULC 5.00%, 05/18/2025(a)		248	275,667
Nexa Resources SA 5.375%, 05/04/2027(a)		411	446,038
Smurfit Kappa Acquisitions ULC 2.875%, 01/15/2026(a)	EUR	334	435,272
Vale Overseas Ltd. 3.75%, 07/08/2030	U.S.$	37	38,476
Westlake Chemical Corp. 3.60%, 08/15/2026		843	911,275

			5,724,200

Capital Goods – 0.4%
CNH Industrial NV 4.50%, 08/15/2023		854	925,762
General Electric Co. 3.45%, 05/01/2027		188	204,170
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		91	96,599
4.40%, 03/15/2024		50	54,372

			1,280,903

Communications - Telecommunications – 0.1%
Qwest Corp. 6.75%, 12/01/2021		265	273,647

Consumer Cyclical - Automotive – 1.8%
General Motors Financial Co., Inc. 2.20%, 04/01/2024(a)	EUR	472	585,004
5.10%, 01/17/2024	U.S.$	837	925,998
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025(a)		768	806,154

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 27

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Hyundai Capital America 5.875%, 04/07/2025(a)	U.S.$	771	$887,567
Lear Corp. 3.80%, 09/15/2027		395	430,708
Nissan Motor Acceptance Corp. 2.60%, 09/28/2022(a)		22	22,531
2.80%, 01/13/2022(a)		19	19,297
3.45%, 03/15/2023(a)		29	30,360
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		1,110	1,209,201
Volkswagen Group of America Finance LLC 3.35%, 05/13/2025(a)		785	842,949

			5,759,769

Consumer Cyclical - Other – 1.6%
Genting New York LLC/GENNY Capital, Inc. 3.30%, 02/15/2026(a)		588	585,842
Las Vegas Sands Corp. 3.20%, 08/08/2024		545	568,239
3.90%, 08/08/2029		596	612,342
Lennar Corp. 4.50%, 04/30/2024		614	669,978
4.75%, 11/15/2022		650	684,131
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		112	128,330
PulteGroup, Inc. 5.50%, 03/01/2026		345	402,091
Sands China Ltd. 3.80%, 01/08/2026		437	463,706
Toll Brothers Finance Corp. 4.375%, 04/15/2023		867	908,217
5.875%, 02/15/2022		237	243,153

			5,266,029

Consumer Cyclical - Retailers – 0.4%
Advance Auto Parts, Inc. 3.90%, 04/15/2030		719	780,856
PVH Corp. 4.625%, 07/10/2025		246	271,048
Ross Stores, Inc. 4.70%, 04/15/2027		142	162,003

			1,213,907

Consumer Non-Cyclical – 0.6%
BAT Capital Corp. 2.259%, 03/25/2028		735	722,880
Kimberly-Clark de Mexico SAB de CV 2.431%, 07/01/2031(a)		343	335,711

28 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Kraft Heinz Foods Co. 4.625%, 01/30/2029	U.S.$	556	$623,904
Zimmer Biomet Holdings, Inc. 3.55%, 03/20/2030		220	235,493

			1,917,988

Energy – 4.4%
Boardwalk Pipelines LP 5.95%, 06/01/2026		513	596,732
Cenovus Energy, Inc. 3.80%, 09/15/2023		30	31,702
4.25%, 04/15/2027		830	897,637
Cheniere Corpus Christi Holdings LLC 7.00%, 06/30/2024		511	588,248
Continental Resources, Inc./OK 3.80%, 06/01/2024		483	494,766
Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(a)		751	786,339
Enable Midstream Partners LP 3.90%, 05/15/2024		1,564	1,666,114
Energy Transfer Operating LP 4.25%, 03/15/2023		509	537,087
4.75%, 01/15/2026		253	280,957
Marathon Petroleum Corp. 4.50%, 05/01/2023		398	426,966
4.70%, 05/01/2025		345	387,846
5.125%, 12/15/2026		1,656	1,930,316
MPLX LP 4.875%, 06/01/2025		783	881,697
Oleoducto Central SA 4.00%, 07/14/2027(a)		560	591,500
ONEOK, Inc. 2.20%, 09/15/2025		374	380,758
4.35%, 03/15/2029		323	352,157
6.35%, 01/15/2031		200	250,924
Ovintiv Exploration, Inc. 5.625%, 07/01/2024		1,029	1,130,367
5.75%, 01/30/2022		319	329,434
Plains All American Pipeline LP/PAA Finance Corp. 4.50%, 12/15/2026		57	62,580
4.65%, 10/15/2025		681	747,527
Raizen Fuels Finance SA 5.30%, 01/20/2027(a)		392	434,042
Sabine Pass Liquefaction LLC 5.75%, 05/15/2024		387	437,275
Sunoco Logistics Partners Operations LP 3.90%, 07/15/2026		20	21,494

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 29

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

WPX Energy, Inc. 4.50%, 01/15/2030	U.S.$	345	$371,420

			14,615,885

Services – 0.1%
Booking Holdings, Inc. 4.625%, 04/13/2030		195	226,662
Expedia Group, Inc. 6.25%, 05/01/2025(a)		50	57,818

			284,480

Technology – 0.7%
Baidu, Inc. 3.075%, 04/07/2025		234	245,964
Broadcom, Inc. 4.15%, 11/15/2030		369	398,140
5.00%, 04/15/2030		700	797,804
Dell International LLC/EMC Corp. 6.02%, 06/15/2026(a)		339	401,129
Ingram Micro, Inc. 5.45%, 12/15/2024		89	101,450
Western Digital Corp. 4.75%, 02/15/2026		460	507,224

			2,451,711

Transportation - Airlines – 0.8%
Delta Air Lines, Inc. 7.00%, 05/01/2025(a)		321	369,609
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		272	289,889
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)		1,112	1,218,963
Southwest Airlines Co. 5.25%, 05/04/2025		690	785,013

			2,663,474

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 5.875%, 07/05/2034(a)		104	121,229

			41,573,222

Financial Institutions – 6.7%
Banking – 3.9%
ABN AMRO Bank NV 7.75%, 05/15/2023(e)		200	224,868
AIB Group PLC 4.75%, 10/12/2023(a)		290	316,895
Ally Financial, Inc. 5.80%, 05/01/2025		108	125,306

30 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Banco de Credito del Peru 3.125%, 07/01/2030(a)	U.S.$	248	$247,591
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(a)		266	298,665
Banco Santander SA 5.179%, 11/19/2025		400	454,496
Banistmo SA 4.25%, 07/31/2027(a)		436	451,941
BNP Paribas SA 6.75%, 03/14/2022(a)(f)		383	398,209
CIT Group, Inc. 5.00%, 08/15/2022		108	113,969
5.25%, 03/07/2025		746	840,958
Citigroup Capital XVIII 0.912% (Sterling LIBOR 3 Month + 0.89%), 06/28/2067(h)	GBP	643	779,021
Citigroup, Inc. 3.875%, 02/18/2026(f)	U.S.$	154	153,213
5.95%, 01/30/2023(f)		305	320,097
Series V 4.70%, 01/30/2025(f)		147	148,198
Series W 4.00%, 12/10/2025(f)		207	208,782
Cooperatieve Rabobank UA 3.95%, 11/09/2022		250	263,187
Danske Bank A/S 3.244%, 12/20/2025(a)		358	381,105
DNB Bank ASA 6.50%, 03/26/2022(a)(f)		200	207,662
Fifth Third Bancorp Series L 4.50%, 09/30/2025(f)		86	91,542
Lloyds Banking Group PLC 7.625%, 06/27/2023(a)(f)	GBP	410	616,096
Natwest Group PLC 8.625%, 08/15/2021(f)	U.S.$	1,050	1,078,014
Series U 2.574% (LIBOR 3 Month + 2.32%), 09/30/2027(f)(h) 900			890,487
Standard Chartered PLC 5.20%, 01/26/2024(a)		506	555,725
Truist Financial Corp. Series P 4.95%, 09/01/2025(f)		1,025	1,108,845
UBS Group AG 7.00%, 01/31/2024-02/19/2025(a)(f)		744	837,623

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 31

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

UniCredit SpA 2.569%, 09/22/2026(a)	U.S.$	468	$470,228
5.861%, 06/19/2032(a)		426	471,774
Wells Fargo & Co. 3.90%, 03/15/2026(f)		878	887,518

			12,942,015

Brokerage – 0.3%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(f)		819	905,437

Finance – 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 6.50%, 07/15/2025		291	339,396
Aircastle Ltd. 2.85%, 01/26/2028(a)		39	37,199
4.125%, 05/01/2024		25	26,411
4.25%, 06/15/2026		5	5,265
4.40%, 09/25/2023		59	62,898
5.00%, 04/01/2023		6	6,397
5.25%, 08/11/2025(a)		1,078	1,174,503
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		12	11,693
2.875%, 01/20/2022(a)		296	300,212
3.50%, 11/01/2027(a)		96	98,706
3.875%, 05/01/2023(a)		232	242,350
4.125%, 08/01/2025(a)		3	3,196
4.375%, 01/30/2024(a)		308	327,561
4.875%, 10/01/2025(a)		31	33,836
5.50%, 12/15/2024(a)		105	117,694
GE Capital Funding LLC 4.40%, 05/15/2030(a)		570	646,266
Huarong Finance II Co., Ltd. 4.625%, 06/03/2026(a)		415	449,497
Synchrony Financial 4.25%, 08/15/2024		1,070	1,163,753

			5,046,833

Insurance – 0.1%
Centene Corp. 4.25%, 12/15/2027		169	177,637
4.625%, 12/15/2029		20	21,652

			199,289

REITS – 0.9%
EPR Properties 5.25%, 07/15/2023		450	470,601

32 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

GLP Capital LP/GLP Financing II, Inc. 3.35%, 09/01/2024	U.S.$	13	$13,758
5.25%, 06/01/2025		191	214,027
5.375%, 04/15/2026		79	88,723
MPT Operating Partnership LP/MPT Finance Corp. 5.25%, 08/01/2026		530	548,428
Office Properties Income Trust 4.50%, 02/01/2025		279	294,713
Omega Healthcare Investors, Inc. 3.375%, 02/01/2031		440	435,613
Sabra Health Care LP 4.80%, 06/01/2024		371	404,245
Spirit Realty LP 4.45%, 09/15/2026		303	335,942
Trust Fibra Uno 4.869%, 01/15/2030(a)		211	227,717

			3,033,767

			22,127,341

Utility – 0.5%
Electric – 0.5%
Adani Transmission Ltd. 4.00%, 08/03/2026(a)		273	291,302
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		291	301,083
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(a)		427	428,601
Engie Energia Chile SA 4.50%, 01/29/2025(a)		259	281,986
Fenix Power Peru SA 4.317%, 09/20/2027(a)		425	443,969

			1,746,941

Total Corporates – Investment Grade (cost $61,852,513)			65,447,504

BANK LOANS – 8.5%
Industrial – 7.9%
Basic – 0.0%
Nouryon Finance B.V. (fka AkzoNobel) 2.860% (LIBOR 1 Month + 2.75%), 10/01/2025(i)		93	91,586

Capital Goods – 1.1%
Apex Tool Group, LLC 6.500% (LIBOR 1 Month + 5.25%), 08/01/2024(i)		908	907,008

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 33

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

BWay Holding Company 3.443% (LIBOR 3 Month + 3.25%), 04/03/2024(i)	U.S.$	788	$770,718
Garrett Motion SARL (aka Garrett Motion Inc.) 5.750% (PRIME 1 Month + 2.50%), 09/27/2025(i)		289	288,895
Gates Global LLC 3.500% (LIBOR 1 Month + 2.75%), 03/31/2027(i)		289	287,911
GFL Environmental Inc. 3.500% (LIBOR 1 Month + 3.00%), 05/30/2025(i)		196	196,286
Granite US Holdings Corporation 4.169% (LIBOR 2 Month + 4.00%), 09/30/2026(g)(i)		548	545,714
TransDigm, Inc. 2.359% (LIBOR 1 Month + 2.25%), 12/09/2025(i)		668	653,236
Welbilt, Inc. (fka Manitowoc Foodservice, Inc.) 2.609% (LIBOR 1 Month + 2.50%), 10/23/2025(g)(i)		58	55,319

			3,705,087

Communications - Media – 0.1%
Clear Channel Outdoor Holdings, Inc. 3.712% (LIBOR 3 Month + 3.50%), 08/21/2026(i)		83	79,362
Nielsen Finance LLC 4.750% (LIBOR 1 Month + 3.75%), 06/04/2025(i)		102	101,905
Univision Communications Inc. 3.750% (LIBOR 1 Month + 2.75%), 03/15/2024(i)		252	249,699

			430,966

Communications - Telecommunications – 0.4%
Intrado Corporation 5.000% (LIBOR 3 Month + 4.00%), 10/10/2024(i)		506	489,390
Zacapa SARL 4.703% (LIBOR 3 Month + 4.50%), 07/02/2025(i)		918	918,608

			1,407,998

Consumer Cyclical - Automotive – 0.3%
Clarios Global LP 3.359% (LIBOR 1 Month + 3.25%), 04/30/2026(g)(i)		126	124,636

34 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Dana Incorporated 2.359% (LIBOR 1 Month + 2.25%), 02/27/2026(i)	U.S.$	409	$407,709
Navistar, Inc. 3.620% (LIBOR 1 Month + 3.50%), 11/06/2024(i)		278	277,608

			809,953

Consumer Cyclical - Entertainment – 0.3%
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.) 3.750% (LIBOR 1 Month + 3.00%), 04/01/2024(i)		1,007	988,616

Consumer Cyclical - Other – 0.5%
Caesars Resort Collection, LLC 2.859% (LIBOR 1 Month + 2.75%), 12/23/2024(i)		426	419,162
Flutter Entertainment PLC 3.703% (LIBOR 3 Month + 3.50%), 07/10/2025(i)		81	80,812
Marriott Ownership Resorts, Inc. 1.859% (LIBOR 1 Month + 1.75%), 08/29/2025(i)		311	301,900
Ply Gem Midco, Inc. 3.856% (LIBOR 1 Month + 3.75%), 04/12/2025(i)		127	127,157
Scientific Games International, Inc. 2.859% (LIBOR 1 Month + 2.75%), 08/14/2024(i)		509	499,270

			1,428,301

Consumer Cyclical - Restaurants – 0.7%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (fka Burger King/Tim Hortons) 1.859% (LIBOR 1 Month + 1.75%), 11/19/2026(i)		1,632	1,600,978
IRB Holding Corp. (fka Arby’s/Buffalo Wild Wings) 2.953% (LIBOR 3 Month + 2.75%), 02/05/2025(i)		475	470,282
Whatabrands LLC 2.856% (LIBOR 1 Month + 2.75%), 07/31/2026(i)		198	196,383

			2,267,643

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 35

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Retailers – 0.3%
Great Outdoors Group, LLC 5.000% (LIBOR 3 Month + 4.25%), 03/06/2028(i)	U.S.$	130	$129,661
PetSmart LLC 4.500% (LIBOR 3 Month + 3.75%), 02/11/2028(i)		720	718,344

			848,005

Consumer Non-Cyclical – 1.7%
Aldevron, LLC 4.250% (LIBOR 1 Month + 3.25%), 10/12/2026(i)		786	784,324
Alphabet Holding Company, Inc. (fka Nature’s Bounty) 7.859% (LIBOR 1 Month + 7.75%), 09/26/2025(i)		455	455,468
Arbor Pharmaceuticals, LLC 6.000% (LIBOR 3 Month + 5.00%), 07/05/2023(i)		764	737,415
Envision Healthcare Corporation 3.859% (LIBOR 1 Month + 3.75%), 10/10/2025(i)		272	234,295
Kronos Acquisition Holdings, Inc. 4.250% (LIBOR 3 Month + 3.75%), 12/22/2026(i)		559	550,020
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 3.865% (LIBOR 1 Month + 3.75%), 11/16/2025(i)		694	691,951
Milano Acquisition Corp. 4.750% (LIBOR 3 Month + 4.00%), 10/01/2027(g)(i)		399	397,005
MPH Acquisition Holdings LLC 3.750% (LIBOR 3 Month + 2.75%), 06/07/2023(i)		460	457,213
U.S. Renal Care, Inc. 5.125% (LIBOR 1 Month + 5.00%), 06/26/2026(i)		823	818,058
US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.) 6.250% (LIBOR 3 Month + 5.50%), 12/15/2027(i)		539	539,156

			5,664,905

36 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Energy – 0.3%
CITGO Petroleum Corporation 7.250% (LIBOR 3 Month + 6.25%), 03/28/2024(i)	U.S.$	269	$269,338
Enviva Holdings, LP 6.500% (LIBOR 3 Month + 5.50%), 02/17/2026(g)(i)		815	815,000

			1,084,338

Other Industrial – 0.3%
Core & Main LP 3.750% (LIBOR 3 Month + 2.75%), 08/01/2024(i)		61	60,835
Dealer Tire, LLC 4.359% (LIBOR 1 Month + 4.25%), 12/12/2025(i)		128	128,425
KAR Auction Services, Inc. 2.375% (LIBOR 1 Month + 2.25%), 09/19/2026(g)(i)		106	103,905
Rockwood Service Corporation 4.359% (LIBOR 1 Month + 4.25%), 01/23/2027(i)		37	36,743
RS IVY Holdco, Inc. 6.50% (LIBOR 1 Month + 5.50%), 12/23/2027(g)(i)		579	578,550

			908,458

Services – 0.7%
Allied Universal Holdco LLC (fka USAGM Holdco, LLC) 4.359% (LIBOR 1 Month + 4.25%), 07/10/2026(i)		572	570,219
Amentum Government Services Holdings LLC 3.609% (LIBOR 1 Month + 3.50%), 01/29/2027(g)(i)		60	58,905
Garda World Security Corporation 10/30/2026(j)		457	456,527
Parexel International Corporation 2.859% (LIBOR 1 Month + 2.75%), 09/27/2024(i)		289	285,513
PI UK Holdco II Limited 4.500% (LIBOR 1 Month + 3.50%), 01/03/2025(i)		287	286,603
Sabre GLBL, Inc. 4.750% (LIBOR 1 Month + 4.00%), 12/17/2027(i)		229	231,577

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 37

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Team Health Holdings, Inc. 3.750% (LIBOR 1 Month + 2.75%), 02/06/2024(i)	U.S.$	529	$490,660

			2,380,004

Technology – 1.2%
athenahealth, Inc. 4.453% (LIBOR 3 Month + 4.25%), 02/11/2026(i)		530	530,722
Boxer Parent Company, Inc. (aka BMC Software, Inc.) 1.000% (LIBOR 1 Month + 3.75%), 10/02/2025(i)		1,010	1,004,461
EIG Investors Corp. 4.250% (LIBOR 3 Month + 3.50%), 02/10/2028(i)		630	622,597
MTS Systems Corporation 4.000% (LIBOR 1 Month + 3.25%), 07/05/2023(g)(i)		155	155,205
Playtika Holding Corp. 03/13/2028(j)		807	801,956
Presidio Holdings Inc. 3.720% (LIBOR 3 Month + 3.50%), 01/22/2027(i)		110	110,002
Solera, LLC (Solera Finance, Inc.) 2.859% (LIBOR 1 Month + 2.75%), 03/03/2023(i)		665	660,724
Veritas US Inc. 6.500% (LIBOR 3 Month + 5.50%), 09/01/2025(i)		98	97,755

			3,983,422

			25,999,282

Financial Institutions – 0.4%
Insurance – 0.4%
Cross Financial Corp. 5.500% (LIBOR 1 Month + 4.50%), 09/15/2027(g)(i)		419	420,261
Hub International Limited 4.000% (LIBOR 3 Month + 3.25%), 04/25/2025(i)		718	717,404
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 3.859% (LIBOR 1 Month + 3.75%), 09/03/2026(i)		364	361,677

			1,499,342

38 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Utility – 0.2%
Electric – 0.2%
Granite Generation LLC
4.750% (LIBOR 1 Month + 3.75%), 11/09/2026(i)	U.S.$	489	$487,580
4.750% (LIBOR 3 Month + 3.75%), 11/09/2026(i)		93	93,236

			580,816

Total Bank Loans (cost $28,130,122)			28,079,440

COLLATERALIZED MORTGAGE OBLIGATIONS – 6.5%
Risk Share Floating Rate – 6.5%
Bellemeade Re Ltd.
Series 2019-1A, Class M2
2.809% (LIBOR 1 Month + 2.70%), 03/25/2029(a)(h)		185	183,541
Series 2019-2A, Class M1C
2.109% (LIBOR 1 Month + 2.00%), 04/25/2029(a)(h)		342	343,068
Series 2019-3A, Class M1C
2.059% (LIBOR 1 Month + 1.95%), 07/25/2029(a)(h)		853	849,786
Series 2019-4A, Class M1C
2.609% (LIBOR 1 Month + 2.50%), 10/25/2029(a)(h)		465	467,201
Series 2019-4A, Class M2
2.959% (LIBOR 1 Month + 2.85%), 10/25/2029(a)(h)		884	884,004
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M2
2.509% (LIBOR 1 Month + 2.40%), 04/25/2031(a)(h)		385	386,020
Series 2019-R01, Class 2M2
2.559% (LIBOR 1 Month + 2.45%), 07/25/2031(a)(h)		366	366,564
Series 2019-R02, Class 1M2
2.409% (LIBOR 1 Month + 2.30%), 08/25/2031(a)(h)		116	115,727
Series 2019-R03, Class 1M2
2.259% (LIBOR 1 Month + 2.15%), 09/25/2031(a)(h)		31	31,123
Series 2019-R05, Class 1M2
2.109% (LIBOR 1 Month + 2.00%), 07/25/2039(a)(h)		240	239,877

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 39

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2019-R06, Class 2M2
2.209% (LIBOR 1 Month + 2.10%), 09/25/2039(a)(h)	U.S.$	416	$416,252
Series 2019-R07, Class 1M2
2.209% (LIBOR 1 Month + 2.10%), 10/25/2039(a)(h)		608	608,397
Series 2020-SBT1, Class 2M2
3.759% (LIBOR 1 Month + 3.65%), 02/25/2040(a)(h)		51	51,305
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2015-DN1, Class M3
4.259% (LIBOR 1 Month + 4.15%), 01/25/2025(h)		17	16,827
Series 2015-DNA1, Class M3
3.409% (LIBOR 1 Month + 3.30%), 10/25/2027(h)		175	178,102
Series 2015-DNA2, Class M3
4.009% (LIBOR 1 Month + 3.90%), 12/25/2027(h)		228	232,202
Series 2015-HQA1, Class M3
4.809% (LIBOR 1 Month + 4.70%), 03/25/2028(h)		181	188,072
Series 2016-DNA3, Class M3
5.109% (LIBOR 1 Month + 5.00%), 12/25/2028(h)		198	207,897
Series 2016-DNA4, Class M3
3.909% (LIBOR 1 Month + 3.80%), 03/25/2029(h)		1,114	1,157,338
Series 2016-HQA2, Class M3
5.259% (LIBOR 1 Month + 5.15%), 11/25/2028(h)		273	284,698
Series 2016-HQA3, Class M3
3.959% (LIBOR 1 Month + 3.85%), 03/25/2029(h)		610	631,938
Series 2017-DNA2, Class M2
3.559% (LIBOR 1 Month + 3.45%), 10/25/2029(h)		923	956,383
Series 2017-DNA3, Class M2
2.609% (LIBOR 1 Month + 2.50%), 03/25/2030(h)		944	961,433
Series 2018-DNA1, Class M2
1.909% (LIBOR 1 Month + 1.80%), 07/25/2030(h)		397	393,767
Series 2018-HQA1, Class M2
2.409% (LIBOR 1 Month + 2.30%), 09/25/2030(h)		188	187,608

40 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2018-HQA2, Class M2
2.409% (LIBOR 1 Month + 2.30%), 10/25/2048(a)(h)	U.S.$	602	$602,036
Series 2019-DNA1, Class M2
2.759% (LIBOR 1 Month + 2.65%), 01/25/2049(a)(h)		435	437,292
Series 2019-DNA3, Class M2
2.159% (LIBOR 1 Month + 2.05%), 07/25/2049(a)(h)		97	97,040
Series 2019-HQA1, Class M2
2.459% (LIBOR 1 Month + 2.35%), 02/25/2049(a)(h)		202	202,057
Series 2020-DNA1, Class M2
1.809% (LIBOR 1 Month + 1.70%), 01/25/2050(a)(h)		1,814	1,807,709
Series 2020-HQA2, Class M2
3.209% (LIBOR 1 Month + 3.10%), 03/25/2050(a)(h)		83	83,932
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C04, Class 1M2
5.009% (LIBOR 1 Month + 4.90%), 11/25/2024(h)		77	79,344
Series 2015-C03, Class 1M2
5.109% (LIBOR 1 Month + 5.00%), 07/25/2025(h)		314	321,878
Series 2015-C03, Class 2M2
5.109% (LIBOR 1 Month + 5.00%), 07/25/2025(h)		67	68,244
Series 2015-C04, Class 1M2
5.809% (LIBOR 1 Month + 5.70%), 04/25/2028(h)		77	81,653
Series 2015-C04, Class 2M2
5.659% (LIBOR 1 Month + 5.55%), 04/25/2028(h)		93	98,565
Series 2016-C01, Class 1M2
6.859% (LIBOR 1 Month + 6.75%), 08/25/2028(h)		228	240,686
Series 2016-C01, Class 2M2
7.059% (LIBOR 1 Month + 6.95%), 08/25/2028(h)		78	83,591
Series 2016-C03, Class 1M2
5.409% (LIBOR 1 Month + 5.30%), 10/25/2028(h)		158	166,120
Series 2016-C05, Class 2M2
4.559% (LIBOR 1 Month + 4.45%), 01/25/2029(h)		218	226,996

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 41

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2016-C07, Class 2M2
4.459% (LIBOR 1 Month + 4.35%), 05/25/2029(h)	U.S.$	110	$114,788
Series 2017-C02, Class 2B1
5.609% (LIBOR 1 Month + 5.50%), 09/25/2029(h)		415	446,864
Series 2017-C03, Class 1M2
3.109% (LIBOR 1 Month + 3.00%), 10/25/2029(h)		65	66,958
Series 2017-C05, Class 1M2
2.309% (LIBOR 1 Month + 2.20%), 01/25/2030(h)		49	49,519
Series 2017-C07, Class 2M2
2.609% (LIBOR 1 Month + 2.50%), 05/25/2030(h)		10	9,751
Series 2018-C01, Class 1M2
2.359% (LIBOR 1 Month + 2.25%), 07/25/2030(h)		533	533,656
Series 2018-C02, Class 2M2
2.309% (LIBOR 1 Month + 2.20%), 08/25/2030(h)		236	236,126
Series 2018-C04, Class 2M2
2.659% (LIBOR 1 Month + 2.55%), 12/25/2030(h)		802	803,038
Home Re Ltd. Series 2020-1, Class M2 5.359% (LIBOR 1 Month + 5.25%), 10/25/2030(a)(h)		440	454,136
Mortgage Insurance-Linked Notes Series 2019-1, Class M2 3.009% (LIBOR 1 Month + 2.90%), 11/26/2029(a)(h)		905	884,093
Oaktown Re III Ltd. Series 2019-1A, Class M2 2.659% (LIBOR 1 Month + 2.55%), 07/25/2029(a)(h)		270	271,661
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.128% (LIBOR 1 Month + 2.00%), 03/27/2024(a)(h)		194	183,726
Series 2019-2R, Class A 2.865% (LIBOR 1 Month + 2.75%), 05/27/2023(a)(h)		236	233,895
Series 2020-1R, Class A 2.465% (LIBOR 1 Month + 2.35%), 02/27/2023(e)(h)		312	310,022

42 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Radnor Re Ltd.
Series 2018-1, Class M2
2.809% (LIBOR 1 Month + 2.70%), 03/25/2028(a)(h)	U.S.$	150	$151,167
Series 2019-1, Class M1B
2.059% (LIBOR 1 Month + 1.95%), 02/25/2029(a)(h)		185	185,933
Series 2020-1, Class M1B
1.559% (LIBOR 1 Month + 1.45%), 02/25/2030(a)(h)		962	938,454
STACR Trust Series 2018-DNA3, Class M2 2.209% (LIBOR 1 Month + 2.10%), 09/25/2048(a)(h)		445	443,069
Triangle Re Ltd. Series 2020-1, Class M1C 4.609% (LIBOR 1 Month + 4.50%), 10/25/2030(a)(h)		245	251,337

Total Collateralized Mortgage Obligations (cost $21,069,400)			21,504,466

EMERGING MARKETS – SOVEREIGNS – 6.3%
Angola – 0.5%
Angolan Government International Bond 9.125%, 11/26/2049(a)		850	789,703
9.50%, 11/12/2025(a)		710	741,063

			1,530,766

Bahrain – 0.3%
Bahrain Government International Bond 7.00%, 10/12/2028(a)		570	634,783
CBB International Sukuk Programme Co. WLL 6.25%, 11/14/2024(a)		305	335,024

			969,807

Brazil – 0.2%
Brazilian Government International Bond 2.875%, 06/06/2025		547	551,786

Costa Rica – 0.3%
Costa Rica Government International Bond 4.375%, 04/30/2025(a)		1,054	1,036,872

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 43

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Dominican Republic – 0.6%
Dominican Republic International Bond 5.50%, 01/27/2025(a)	U.S.$	1,023	$1,121,464
6.875%, 01/29/2026(a)		777	899,377

			2,020,841

Ecuador – 0.1%
Ecuador Government International Bond Zero Coupon, 07/31/2030(a)		34	13,752
0.50%, 07/31/2030-07/31/2040(a)		1,070	502,869

			516,621

Egypt – 0.9%
Egypt Government International Bond 5.75%, 05/29/2024(a)		1,008	1,056,195
6.20%, 03/01/2024(a)		1,033	1,098,208
7.50%, 01/31/2027(a)		755	818,467

			2,972,870

El Salvador – 0.1%
El Salvador Government International Bond 7.75%, 01/24/2023(a)		300	312,000

Ghana – 0.4%
Ghana Government International Bond 6.375%, 02/11/2027(a)		224	217,350
7.875%, 03/26/2027(a)		1,101	1,121,300

			1,338,650

Honduras – 0.2%
Honduras Government International Bond 6.25%, 01/19/2027(a)		614	668,876

Ivory Coast – 0.2%
Ivory Coast Government International Bond 6.375%, 03/03/2028(a)		760	820,800

Kenya – 0.2%
Kenya Government International Bond 6.875%, 06/24/2024(a)		572	627,949

Lebanon – 0.0%
Lebanon Government International Bond 6.10%, 10/04/2022(a)(c)(d)		210	24,281
6.85%, 03/23/2027(a)(c)(d)		11	1,224
Series G 6.60%, 11/27/2026(a)(c)(d)		51	5,833

			31,338

44 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Mongolia – 0.1%
Mongolia Government International Bond 5.125%, 12/05/2022(a)	U.S.$	260	$268,450

Nigeria – 0.7%
Nigeria Government International Bond 7.625%, 11/21/2025-11/28/2047(a)		2,059	2,214,823

Oman – 0.4%
Oman Government International Bond 4.125%, 01/17/2023(a)		400	408,875
4.875%, 02/01/2025(a)		864	900,450

			1,309,325

Senegal – 0.4%
Senegal Government International Bond 4.75%, 03/13/2028(a)	EUR	499	593,772
6.75%, 03/13/2048(a)	U.S.$	483	459,454
8.75%, 05/13/2021(a)		240	240,075

			1,293,301

South Africa – 0.3%
Republic of South Africa Government International Bond 4.30%, 10/12/2028		208	204,945
4.85%, 09/27/2027-09/30/2029		740	758,700

			963,645

Ukraine – 0.4%
Ukraine Government International Bond 7.75%, 09/01/2021-09/01/2024(a)		1,252	1,317,707

Total Emerging Markets – Sovereigns (cost $20,717,823)			20,766,427

EMERGING MARKETS – CORPORATE BONDS – 3.5%
Industrial – 3.2%
Basic – 1.3%
Braskem Netherlands Finance BV 4.50%, 01/31/2030(a)		517	518,267
Consolidated Energy Finance SA 6.875%, 06/15/2025(a)		205	209,118
CSN Resources SA 7.625%, 04/17/2026(a)		702	743,172
Eldorado Gold Corp. 9.50%, 06/01/2024(a)		533	582,372
First Quantum Minerals Ltd. 7.25%, 04/01/2023(a)		1,038	1,056,165

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 45

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

HTA Group Ltd./Mauritius 7.00%, 12/18/2025(a)	U.S.$	424	$448,910
Indika Energy Capital IV Pte Ltd. 8.25%, 10/22/2025(a)		584	615,521
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(a)		200	215,813
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		24	24,480

			4,413,818

Capital Goods – 0.5%
Cemex SAB de CV 7.375%, 06/05/2027(a)		397	448,114
Embraer Netherlands Finance BV 5.40%, 02/01/2027		588	612,946
Usiminas International SARL 5.875%, 07/18/2026(a)		545	574,123

			1,635,183

Communications - Telecommunications –0.2%
MTN Mauritius Investments Ltd. 5.373%, 02/13/2022(a)		408	416,798
VTR Comunicaciones SpA 5.125%, 01/15/2028(a)		235	245,252

			662,050

Consumer Cyclical - Other – 0.7%
MGM China Holdings Ltd. 5.25%, 06/18/2025(a)		275	285,570
5.375%, 05/15/2024(a)		214	220,554
5.875%, 05/15/2026(a)		216	226,125
Studio City Finance Ltd. 6.00%, 07/15/2025(a)		558	587,666
Wynn Macau Ltd. 5.50%, 01/15/2026(a)		475	494,000
5.625%, 08/26/2028(a)		345	358,041

			2,171,956

Consumer Non-Cyclical – 0.3%
BRF GmbH 4.35%, 09/29/2026(a)		285	291,501
BRF SA 4.875%, 01/24/2030(a)		285	290,422
Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/2026		490	466,419
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024(b)(c)(d)(e)(g)(k)		101	3,044

46 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(c)(e)(l)	U.S.$	425	$2,308

			1,053,694

Energy – 0.2%
Kosmos Energy Ltd. 7.50%, 03/01/2028(a)		200	187,290
Leviathan Bond Ltd. 6.125%, 06/30/2025(a)		419	455,667
Petrobras Global Finance BV 5.093%, 01/15/2030		73	75,840
8.75%, 05/23/2026		24	29,954

			748,751

			10,685,452

Financial Institutions – 0.2%
Banking – 0.2%
Bank Tabungan Negara Persero TBK PT 4.20%, 01/23/2025(a)		452	458,921

Utility – 0.1%
Electric – 0.1%
Cemig Geracao e Transmissao SA 9.25%, 12/05/2024(a)		200	229,375
Terraform Global Operating LLC 6.125%, 03/01/2026(e)		108	110,702

			340,077

Total Emerging Markets – Corporate Bonds (cost $11,822,147)			11,484,450

MORTGAGE PASS-THROUGHS – 2.6%
Agency Fixed Rate 30-Year – 2.6%
Uniform Mortgage-Backed Security Series 2021 2.00%, 04/01/2051, TBA (cost $8,615,253)		8,545	8,519,450

COLLATERALIZED LOAN OBLIGATIONS – 2.0%
CLO - Floating Rate – 2.0%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 2.223% (LIBOR 3 Month + 2.00%), 04/17/2033(a)(h)		644	644,640
Balboa Bay Loan Funding Ltd. Series 2020-1A, Class D 4.14% (LIBOR 3 Month + 4.00%), 01/20/2032(a)(h)		250	251,362

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 47

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Dryden CLO Ltd. Series 2020-78A, Class C 2.173% (LIBOR 3 Month + 1.95%), 04/17/2033(a)(h)	U.S.$	250	$250,656
Series 2020-78A, Class D 3.223% (LIBOR 3 Month + 3.00%), 04/17/2033(a)(h)		443	444,239
Elevation CLO Ltd. Series 2020-11A, Class C 2.441% (LIBOR 3 Month + 2.20%), 04/15/2033(a)(h)		250	243,045
Series 2020-11A, Class D1 4.091% (LIBOR 3 Month + 3.85%), 04/15/2033(a)(h)		282	278,877
Elmwood CLO VII Ltd. Series 2020-4A, Class D 3.749% (LIBOR 3 Month + 3.60%), 01/17/2034(a)(h)		300	304,294
GoldenTree Loan Opportunities IX Ltd. Series 2014-9A, Class DR2 3.212% (LIBOR 3 Month + 3.00%), 10/29/2029(a)(h)		520	508,473
Greywolf CLO VI Ltd. Series 2018-1A, Class A1 1.245% (LIBOR 3 Month + 1.03%), 04/26/2031(a)(h)		550	548,671
Kayne CLO 7 Ltd. Series 2020-7A, Class C 2.223% (LIBOR 3 Month + 2.00%), 04/17/2033(a)(h)		250	250,787
Magnetite XXV Ltd. Series 2020-25A, Class D 3.555% (LIBOR 3 Month + 3.30%), 01/25/2032(a)(h)		250	250,837
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class DR 3.318% (LIBOR 3 Month + 3.10%), 01/24/2033(a)(h)		521	513,408
Signal Peak CLO 2 LLC Series 2015-1A, Class AR2 1.204% (LIBOR 3 Month + 0.98%), 04/20/2029(a)(h)		1,317	1,314,043
Sound Point CLO XIX Ltd. Series 2018-1A, Class A 1.241% (LIBOR 3 Month + 1.00%), 04/15/2031(a)(h)		550	549,042

48 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

THL Credit Wind River CLO Ltd. Series 2017-1A, Class AR 1.363% (LIBOR 3 Month + 1.14%), 04/18/2029(a)(h)	U.S.$	250	$250,003

Total Collateralized Loan Obligations (cost $6,570,255)			6,602,377

QUASI-SOVEREIGNS – 1.2%
Quasi-Sovereign Bonds – 1.2%
Bahrain – 0.2%
Oil and Gas Holding Co. BSCC (The) 8.375%, 11/07/2028(a)		596	687,821

Chile – 0.1%
Corp. Nacional del Cobre de Chile 3.75%, 01/15/2031(a)		200	216,000

Indonesia – 0.1%
Indonesia Asahan Aluminium Persero PT 5.45%, 05/15/2030(a)		371	421,085

Malaysia – 0.1%
Petronas Capital Ltd. 3.50%, 04/21/2030(a)		221	236,039

Mexico – 0.6%
Petroleos Mexicanos 5.95%, 01/28/2031		379	361,945
6.49%, 01/23/2027		1,127	1,173,376
6.75%, 09/21/2047		240	204,048
6.84%, 01/23/2030		235	237,620
6.95%, 01/28/2060		109	93,059

			2,070,048

South Africa – 0.1%
Eskom Holdings SOC Ltd. 6.35%, 08/10/2028(a)		336	355,530

Total Quasi-Sovereigns (cost $3,920,408)			3,986,523

ASSET-BACKED SECURITIES – 1.1%
Other ABS - Fixed Rate – 1.0%
DB Master Finance LLC Series 2017-1A, Class A2I 3.629%, 11/20/2047(a)		585	595,573

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 49

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Marlette Funding Trust Series 2018-3A, Class C 4.63%, 09/15/2028(a)	U.S.$	756	$765,335
Series 2018-4A, Class C 4.91%, 12/15/2028(a)		752	771,005
Series 2019-2A, Class C 4.11%, 07/16/2029(a)		245	250,648
SoFi Consumer Loan Program Trust Series 2019-3, Class D 3.89%, 05/25/2028(a)		503	521,209
Wendy’s Funding LLC Series 2018-1A, Class A2I 3.573%, 03/15/2048(a)		369	378,906

			3,282,676

Autos - Fixed Rate – 0.1%
Exeter Automobile Receivables Trust Series 2019-2A, Class E 4.68%, 05/15/2026(a)		270	285,411

Total Asset-Backed Securities (cost $3,495,413)			3,568,087

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.5%
Non-Agency Fixed Rate CMBS – 0.4%
CD Mortgage Trust Series 2016-CD1, Class XA 1.409%, 08/10/2049(m)		4,114	244,174
Citigroup Commercial Mortgage Trust Series 2017-C4, Class XA 1.084%, 10/12/2050(m)		3,079	153,689
Commercial Mortgage Trust Series 2012-CR3, Class D 4.751%, 10/15/2045(a)		100	72,389
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.406%, 08/10/2044(a)		210	176,321
Series 2011-GC5, Class D 5.406%, 08/10/2044(a)		236	143,794
JPMBB Commercial Mortgage Securities Trust Series 2014-C24, Class C 4.407%, 11/15/2047		225	217,421
JPMCC Commercial Mortgage Securities Trust Series 2017-JP7, Class XA 1.051%, 09/15/2050(m)		1,112	52,261

50 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

UBS Commercial Mortgage Trust Series 2012-C1, Class D 5.57%, 05/10/2045(a)	U.S.$	140	$110,229
Wells Fargo Commercial Mortgage Trust Series 2016-LC24, Class XA 1.653%, 10/15/2049(m)		2,523	172,481
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class E 5.226%, 06/15/2044(a)		25	15,405

			1,358,164

Non-Agency Floating Rate CMBS – 0.1%
BFLD Series 2019-DPLO, Class E 2.346% (LIBOR 1 Month + 2.24%), 10/15/2034(a)(h)		160	158,591

Total Commercial Mortgage-Backed Securities (cost $1,715,043)			1,516,755

GOVERNMENTS - SOVEREIGN BONDS – 0.3%
Colombia – 0.1%
Colombia Government International Bond 8.125%, 05/21/2024		370	441,687

Mexico – 0.1%
Mexico Government International Bond 3.90%, 04/27/2025		244	267,409

Saudi Arabia – 0.1%
Saudi Government International Bond 2.90%, 10/22/2025(a)		404	428,114

Total Governments – Sovereign Bonds (cost $1,066,307)			1,137,210

EMERGING MARKETS - TREASURIES – 0.2%
Dominican Republic – 0.1%
Dominican Republic International Bond 16.95%, 02/04/2022(a)	DOP	19,200	365,952

South Africa – 0.1%
Republic of South Africa Government Bond Series 2030 8.00%, 01/31/2030	ZAR	1,086	67,029

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 51

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2032 8.25%, 03/31/2032	ZAR	1,958	$114,642

			181,671

Total Emerging Markets - Treasuries (cost $620,595)			547,623

		Shares
COMMON STOCKS – 0.0%
Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Denbury, Inc.(c)		2,433	116,516

Industrials – 0.0%
Services – 0.0%
Carlson Travel, Inc.(g)(k)(n)		145	31,117

Total Common Stocks (cost $82,190)			147,633

SHORT-TERM INVESTMENTS – 6.3%
Investment Companies – 6.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.01%(o)(p)(q) (cost $20,874,247)		20,874,247	20,874,247

Total Investments – 100.7% (cost $323,876,102)			332,655,195
Other assets less liabilities – (0.7)%			(2,364,323)

Net Assets – 100.0%			$330,290,872

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	286	June 2021	$35,291,953	$(467,804)
U.S. T-Note 10 Yr (CBT) Futures	28	June 2021	3,666,250	(95,937)

Sold Contracts
Euro-BOBL Futures	32	June 2021	5,069,066	(2,663)

				$(566,404)

52 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL	3,900	USD	684	04/05/2021	$(8,348)
Barclays Bank PLC	USD	717	BRL	3,900	04/05/2021	(23,894)
BNP Paribas SA	GBP	829	USD	1,130	04/09/2021	(13,324)
Citibank, NA	BRL	3,893	USD	688	04/05/2021	(3,892)
Citibank, NA	USD	683	BRL	3,893	04/05/2021	8,334
Citibank, NA	MXN	15,934	USD	757	04/16/2021	(21,981)
Goldman Sachs Bank USA	USD	761	RUB	56,820	05/25/2021	(14,134)
HSBC Bank USA	USD	772	IDR	10,806,030	04/15/2021	(30,849)
JPMorgan Chase Bank, NA	ZAR	11,219	USD	737	04/08/2021	(22,684)
Morgan Stanley Capital Services, Inc.	EUR	608	USD	717	05/27/2021	2,871
Standard Chartered Bank	IDR	10,702,523	USD	758	04/15/2021	24,339
State Street Bank & Trust Co.	USD	606	ZAR	9,182	04/08/2021	15,568
State Street Bank & Trust Co.	ZAR	353	USD	24	04/08/2021	37
State Street Bank & Trust Co.	ZAR	502	USD	34	04/08/2021	(37)
State Street Bank & Trust Co.	EUR	15,230	USD	18,195	05/27/2021	315,005
State Street Bank & Trust Co.	EUR	144	USD	169	05/27/2021	(119)
State Street Bank & Trust Co.	USD	331	EUR	278	05/27/2021	(4,959)
UBS AG	USD	776	MXN	16,023	04/16/2021	7,572

						$229,505

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co. LLC
CDX-NAHY Series 31, 5 Year Index, 12/20/2023*	(5.00)%	Quarterly	1.89%	USD	2,520	$(211,502)	$(123,761)	$(87,741)
CDX-NAHY Series 35, 5 Year Index, 12/20/2025*	(5.00)	Quarterly	2.88	USD	12	(1,109)	(1,085)	(24)
CDX-NAHY Series 35, 5 Year Index, 12/20/2025*	(5.00)	Quarterly	2.88	USD	75	(6,932)	(6,826)	(106)
CDX-NAHY Series 35, 5 Year Index, 12/20/2025*	(5.00)	Quarterly	2.88	USD	81	(7,486)	(7,371)	(115)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-NAHY Series 31, 5 Year Index, 12/20/2023*	5.00	Quarterly	1.89	USD	2,520	211,502	54,025	157,477
Morgan Stanley & Co. LLC
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	5.00	Quarterly	2.66	USD	5,118	476,083	67,332	408,751

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PORTFOLIO OF INVESTMENTS (continued)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 35, 5 Year Index, 12/20/2025*	5.00%	Quarterly	2.88%	USD	1,173	$108,562	$38,083	$70,479
CDX-NAHY Series 36, 5 Year Index, 06/20/2026*	5.00	Quarterly	3.08	USD	403	36,550	34,428	2,122
CDX-NAHY Series 36, 5 Year Index, 06/20/2026*	5.00	Quarterly	3.08	USD	70	6,348	6,244	104
CDX-NAHY Series 36, 5 Year Index, 06/20/2026*	5.00	Quarterly	3.08	USD	70	6,348	6,244	104
CDX-NAHY Series 36, 5 Year Index, 06/20/2026*	5.00	Quarterly	3.08	USD	53	4,807	4,733	74
Ford Motor Company, 4.346%, 12/08/2026, 06/20/2023*	5.00	Quarterly	1.80	USD	154	10,947	(19,338)	30,285
Ford Motor Company, 4.346%, 12/08/2026, 06/20/2023*	5.00	Quarterly	1.80	USD	86	6,114	(12,104)	18,218
iTraxxx Xover Series 35, 5 Year Index, 06/20/2026*	5.00	Quarterly	2.53	EUR	4,540	639,079	597,559	41,520

						$1,279,311	$638,163	$641,148

*	Termination date

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BB Series 6, 05/11/2063*	(5.00)%	Monthly	12.50%	USD	1,937	$885,726	$902,435	$(16,709)
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	(5.00)	Monthly	12.50	USD	540	246,849	64,870	181,979
Goldman Sachs International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	(5.00)	Monthly	12.50	USD	1,190	543,982	144,703	399,279
Sale Contracts
Credit Suisse International
International Game Technology PLC, 4.750%, 02/15/2023, 06/20/2022*	5.00	Quarterly	0.79	EUR	410	25,778	10,168	15,610

54 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
Avis Budget Group, Inc., 5.250%, 03/15/2025, 12/20/2023*	5.00%	Quarterly	1.46%	USD	200	$18,859	$10,957	$7,902
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	12.50	USD	836	(382,159)	(102,474)	(279,685)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	12.50	USD	837	(382,615)	(99,917)	(282,698)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	12.50	USD	1,026	(469,137)	(116,635)	(352,502)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	46	(12,388)	(2,960)	(9,428)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	592	(159,436)	(40,269)	(119,167)
JPMorgan Securities, LLC
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	12.50	USD	84	(38,410)	(16,041)	(22,369)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	12.50	USD	126	(57,616)	(23,910)	(33,706)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	12.50	USD	786	(359,410)	(146,069)	(213,341)
UBS AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	315	(84,834)	(20,290)	(64,544)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	1,052	(283,321)	(69,566)	(213,755)

						$(508,132)	$495,002	$(1,003,134)

*	Termination date

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the aggregate market value of these securities amounted to $179,353,912 or 54.3% of net assets.

(b)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at March 31, 2021.

(c)	Non-income producing security.

(d)	Defaulted.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.24% of net assets as of March 31, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ABN AMRO Bank NV 7.75%, 05/15/2023	03/21/2018	$213,188	$224,868	0.07%
Carlson Travel, Inc. 10.50%, 03/31/2025	12/09/2016	140,602	150,157	0.05%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 2.465%, 02/27/2023	02/11/2020	312,032	310,022	0.09%

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PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Terraform Global Operating LLC 6.125%, 03/01/2026	01/10/2019	$111,170	$110,702	0.03%
Tonon Luxembourg SA 6.50%, 10/31/2024	07/24/2015	210,163	3,044	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	03/15/2013	425,000	2,308	0.00%

(f)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(h)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at March 31, 2021.

(i)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at March 31, 2021.

(j)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(k)	Fair valued by the Adviser.

(l)	Defaulted matured security.

(m)	IO – Interest Only.

(n)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost		Market Value	Percentage of Net Assets
Carlson Travel, Inc.	08/18/2020	$ – 0	–	$31,117	0.01%

(o)	Affiliated investments.

(p)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(q)	The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

BRL – Brazilian Real

DOP – Dominican Peso

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

MXN – Mexican Peso

RUB – Russian Ruble

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

TBA – To Be Announced

See notes to financial statements.

56 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

March 31, 2021 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $303,001,855)	$311,780,948
Affiliated issuers (cost $20,874,247)	20,874,247
Cash	206,619
Cash collateral due from broker	3,418,080
Foreign currencies, at value (cost $37,918)	37,960
Receivable for capital stock sold	4,048,958
Unaffiliated interest and dividends receivable	3,414,796
Market value on credit default swaps (net premiums paid $1,133,133)	1,721,194
Unrealized appreciation on forward currency exchange contracts	373,726
Receivable for investment securities sold and foreign currency transactions	117,969
Receivable for variation margin on centrally cleared swaps	45,135
Receivable for newly entered centrally cleared credit default swaps	15,515
Receivable for terminated centrally cleared credit default swaps	9,890
Affiliated dividends receivable	73

Total assets	346,065,110

Liabilities
Payable for investment securities purchased	11,357,467
Market value on credit default swaps (net premiums paid $638,131)	2,229,326
Cash collateral due to broker	1,238,000
Payable for capital stock redeemed	221,827
Dividends payable	191,170
Unrealized depreciation on forward currency exchange contracts	144,221
Advisory fee payable	128,672
Payable for variation margin on futures	56,970
Payable for newly entered centrally cleared credit default swaps	21,479
Administrative fee payable	16,051
Distribution fee payable	14,573
Transfer Agent fee payable	2,718
Accrued expenses and other liabilities	151,764

Total liabilities	15,774,238

Net Assets	$330,290,872

Composition of Net Assets
Capital stock, at par	$32,124
Additional paid-in capital	338,551,401
Accumulated loss	(8,292,653)

$330,290,872

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—30 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$26,585,430	2,582,208	$10.30	*

C	$10,557,748	1,026,054	$10.29

Advisor	$293,117,314	28,513,098	$10.28

R	$10,333	1,004	$10.29

K	$10,336	1,004	$10.29

I	$9,711	943	$10.30

*	The maximum offering price per share for Class A shares was $10.76 which reflects a sales charge of 4.25%.

See notes to financial statements.

58 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2021 (unaudited)

Investment Income
Interest	$7,086,491
Dividends—Affiliated issuers	1,366
Other income	5,322	$7,093,179

Expenses
Advisory fee (see Note B)	843,804
Distribution fee—Class A	31,715
Distribution fee—Class C	54,685
Distribution fee—Class R	26
Distribution fee—Class K	13
Transfer agency—Class A	4,741
Transfer agency—Class C	2,058
Transfer agency—Advisor Class	50,545
Transfer agency—Class R	3
Transfer agency—Class K	3
Transfer agency—Class I	1
Custody and accounting	80,893
Audit and tax	65,876
Administrative	40,548
Registration fees	27,862
Printing	21,499
Legal	18,683
Directors’ fees	11,352
Miscellaneous	8,763

Total expenses	1,263,070
Less: expenses waived and reimbursed by the Adviser (see Note B)	(106,742)

Net expenses		1,156,328

Net investment income		5,936,851

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(a)		980,194
Forward currency exchange contracts		(53,501)
Futures		(343,871)
Swaps		(995,112)
Foreign currency transactions		(156,850)
Net change in unrealized appreciation/depreciation of:
Investments(b)		9,160,771
Forward currency exchange contracts		194,803
Futures		(624,287)
Swaps		2,757,136
Foreign currency denominated assets and liabilities		(7,834)

Net gain on investment and foreign currency transactions		10,911,449

Net Increase in Net Assets from Operations		$16,848,300

(a)	Net of foreign capital gains taxes of $8,386.

(b)	Net of decrease in accrued foreign capital gains taxes of $3,893.

See notes to financial statements.

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 59

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2021 (unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income	$5,936,851	$10,749,965
Net realized loss on investment and foreign currency transactions	(569,140)	(4,158,395)
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	11,480,589	(5,889,570)

Net increase in net assets from operations	16,848,300	702,000
Distributions to Shareholders
Class A	(523,863)	(884,408)
Class C	(184,801)	(557,273)
Advisor Class	(5,923,558)	(11,679,570)
Class R	(199)	(433)
Class K	(212)	(458)
Class I	(210)	(453)
Capital Stock Transactions
Net increase	28,478,267	28,533,277

Total increase	38,693,724	16,112,682
Net Assets
Beginning of period	291,597,148	275,484,466

End of period	$330,290,872	$291,597,148

See notes to financial statements.

60 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (unaudited)

NOTE A

Significant Accounting Policies

AB Bond Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 9 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Limited Duration High Income Portfolio (the “Fund”), a diversified portfolio. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class T, Class 1 and Class 2 shares. Class B, Class T, Class 1 and Class 2 shares have not been issued. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Advisor Class, Class R, Class K, Class I, Class 1 and Class 2 shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class 2 shares are not subject to ongoing distribution expenses. All ten classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national

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NOTES TO FINANCIAL STATEMENTS (continued)

securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements

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NOTES TO FINANCIAL STATEMENTS (continued)

or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows

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NOTES TO FINANCIAL STATEMENTS (continued)

which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments

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NOTES TO FINANCIAL STATEMENTS (continued)

for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2021:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Corporates – Non-Investment Grade	$	– 0	–	$137,936,308		$536,695		$138,473,003
Corporates – Investment Grade		– 0	–	65,447,504		– 0	–	65,447,504
Bank Loans		– 0	–	24,824,940		3,254,500		28,079,440
Collateralized Mortgage Obligations		– 0	–	21,504,466		– 0	–	21,504,466
Emerging Markets – Sovereigns		– 0	–	20,766,427		– 0	–	20,766,427
Emerging Markets – Corporate Bonds		– 0	–	11,481,406		3,044		11,484,450
Mortgage Pass-Throughs		– 0	–	8,519,450		– 0	–	8,519,450
Collateralized Loan Obligations		– 0	–	6,602,377		– 0	–	6,602,377
Quasi-Sovereigns		– 0	–	3,986,523		– 0	–	3,986,523
Asset-Backed Securities		– 0	–	3,568,087		– 0	–	3,568,087
Commercial Mortgage-Backed Securities		– 0	–	1,516,755		– 0	–	1,516,755
Governments – Sovereign Bonds		– 0	–	1,137,210		– 0	–	1,137,210
Emerging Markets – Treasuries		– 0	–	547,623		– 0	–	547,623
Common Stocks		116,516		– 0	–	31,117		147,633
Short-Term Investments		20,874,247		– 0	–	– 0	–	20,874,247

Total Investments in Securities		20,990,763		307,839,076		3,825,356		332,655,195
Other Financial Instruments(a):
Assets:
Forward Currency Exchange Contracts		– 0	–	373,726		– 0	–	373,726
Centrally Cleared Credit Default Swaps		– 0	–	1,506,340		– 0	–	1,506,340	(b)
Credit Default Swaps		– 0	–	1,721,194		– 0	–	1,721,194
Liabilities:
Futures		(566,404)		– 0	–	– 0	–	(566,404	)(b)
Forward Currency Exchange Contracts		– 0	–	(144,221)		– 0	–	(144,221)
Centrally Cleared Credit Default Swaps		– 0	–	(227,029)		– 0	–	(227,029	)(b)
Credit Default Swaps		– 0	–	(2,229,326)		– 0	–	(2,229,326)

Total		$20,424,359		$308,839,760		$3,825,356		$333,089,475

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(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)

Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non-Investment Grade		Bank Loans	Emerging Markets - Corporate Bonds
Balance as of 09/30/2020	$578,864		$2,415,297	$3,028
Accrued discounts/(premiums)	– 0	–	2,216	(9,239)
Realized gain (loss)	– 0	–	(6,448)	– 0	–
Change in unrealized appreciation/depreciation	(42,169)		89,172	8,752
Purchases	– 0	–	1,912,429	503
Sales/Paydowns	– 0	–	(1,123,029)	– 0	–
Transfers in to Level 3	– 0	–	236,614	– 0	–
Transfers out of Level 3	– 0	–	(271,751)	– 0	–

Balance as of 03/31/2021	$536,695		$3,254,500	$3,044

Net change in unrealized appreciation/depreciation from investments held as of 03/31/2021(a)	$(42,169)		$43,594	$8,752

	Common Stocks		Total
Balance as of 09/30/2020	$47,545		$3,044,734
Accrued discounts/(premiums)	– 0	–	(7,023)
Realized gain (loss)	– 0	–	(6,448)
Change in unrealized appreciation/depreciation	(16,428)		39,327
Purchases	– 0	–	1,912,932
Sales/Paydowns	– 0	–	(1,123,029)
Transfers in to Level 3	– 0	–	236,614
Transfers out of Level 3	– 0	–	(271,751)

Balance as of 03/31/2021	$31,117		$3,825,356

Net change in unrealized appreciation/depreciation from investments held as of 03/31/2021(a)	$(16,428)		$(6,251)

(a)	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation on investments and other financial instruments in the accompanying statement of operations.

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The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at March 31, 2021. Securities priced (i) by third party vendors or (ii) by brokers are excluded from the following table:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 03/31/2021	Valuation Technique	Unobservable Input	Input
Common Stocks	$ 31,117	Market- Approach	EBITDA* Projection EBITDA* Multiples	$203.0mm 7.89X

*	Earnings before Interest, Taxes, Depreciation and Amortization.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. A significant increase (decrease) in EBITDA projections/multiples in isolation would be expected to result in a significant higher (lower) fair value measurement.

3. Foreign Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes

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are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

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NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .50% of the next $2.5 billion and .45% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annual basis (the “Expense Caps”) to .95%, 1.70%, .70%, 1.20%, .95% and .70% of the daily average net assets for the Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. The Expense Caps may not be terminated before January 31, 2022. For the six months ended March 31, 2021, such reimbursements/waivers amounted to $102,457.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended March 31, 2021, the reimbursement for such services amounted to $40,548.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $20,861 for the six months ended March 31, 2021.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $663 from the sale of Class A shares and received $0 and $602 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended March 31, 2021.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2021. In connection with the investment by the Fund in Government Money Market Portfolio, the

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Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended March 31, 2021, such waiver amounted to $4,285.

A summary of the Fund’s transactions in AB mutual funds for the six months ended March 31, 2021 is as follows:

Fund	Market Value 9/30/20 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/21 (000)	Dividend Income (000)
Government Money Market Portfolio	$17,082	$68,868	$65,076	$20,874	$1

During the second quarter of 2018, AXA S.A. (“AXA”), a French holding company for the AXA Group, completed the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (now named Equitable Holdings, Inc.)(“Equitable”), through an initial public offering. Equitable is the holding company for a diverse group of financial services companies, including an approximate 65% economic interest in the Adviser and a 100% interest in AllianceBernstein Corporation, the general partner of the Adviser. Since the initial sale, AXA has completed additional offerings (and related transactions). As a result, as of May 20, 2021, AXA no longer owns shares of Equitable.

Sales that were completed on November 13, 2019 resulted in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and may have been deemed to have been an “assignment” causing a termination of the Fund’s investment advisory and administration agreements. In order to ensure that investment advisory and administration services could continue uninterrupted in the event of a Change of Control Event, the Board previously approved new investment advisory and administration agreements with the Adviser, and shareholders of the Fund subsequently approved the new investment advisory agreement. These agreements became effective on November 13, 2019.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets

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attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. Payments under the Plan in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $292,600, $0 and $0 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended March 31, 2021 were as follows:

	Purchases	Sales
Investment securities (excluding
U.S. government securities)	$76,088,393	$38,555,531
U.S. government securities	61,581,583	56,211,584

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$13,789,732
Gross unrealized depreciation	(5,709,524)

Net unrealized appreciation	$8,080,208

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

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The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended March 31, 2021, the Fund held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates

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on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended March 31, 2021, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk, equity markets or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the

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counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for over the counter (“OTC”) swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

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Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and

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greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended March 31, 2021, the Fund held credit default swaps for hedging and non-hedging purposes.

Total Return Swaps:

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

During the six months ended March 31, 2021, the Fund held total return swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

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NOTES TO FINANCIAL STATEMENTS (continued)

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts				Receivable/Payable for variation margin on futures	$566,404	*

Credit contracts	Receivable/Payable for variation margin on centrally cleared swaps	$729,134	*	Receivable/Payable for variation margin on centrally cleared swaps	87,986	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	373,726		Unrealized depreciation on forward currency exchange contracts	144,221

Credit contracts	Market value on credit default swaps	1,721,194		Market value on credit default swaps	2,229,326

Total		$2,824,054			$3,027,937

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$(343,871)	$(624,287)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation of forward currency exchange contracts	(53,501)	194,803

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	(995,112)	2,757,136

Total		$(1,392,484)	$2,327,652

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The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended March 31, 2021:

Futures:
Average notional amount of buy contracts	$44,394,998
Average notional amount of sale contracts	$5,563,373
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$4,031,101
Average principal amount of sale contracts	$19,611,643
Credit Default Swaps:
Average notional amount of buy contracts	$3,667,000
Average notional amount of sale contracts	$6,993,486
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$3,711,504
Average notional amount of sale contracts	$32,426,292
Total Return Swaps:
Average notional amount	$31,980,000	(a)

(a)	Positions were open for two months during the period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of March 31, 2021. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*		Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA/Citigroup Global Markets, Inc.	$894,060	$(25,873)		$(868,187)		$	– 0	–	$	– 0	–
Credit Suisse International	272,627	– 0	–	(270,000)			– 0	–		2,627
Goldman Sachs Bank USA/Goldman Sachs International	562,841	(562,841)		– 0	–		– 0	–		– 0	–
Morgan Stanley Capital Services, Inc.	2,871	– 0	–	– 0	–		– 0	–		2,871
Standard Chartered Bank	24,339	– 0	–	– 0	–		– 0	–		24,339

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NOTES TO FINANCIAL STATEMENTS (continued)

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
State Street Bank & Trust Co.	$330,610	$(5,115)		$	– 0	–		$–0	–	$325,495
UBS AG	7,572	(7,572)			– 0	–		– 0	–	– 0	–

Total	$2,094,920	$(601,401)			$(1,138,187)		$	– 0	–	$355,332	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Barclays Bank PLC	$32,242	$ – 0	–	$	– 0	–	$	– 0	–	$32,242
BNP Paribas SA	13,324	– 0	–		– 0	–		– 0	–	13,324
Citibank, NA/Citigroup Global Markets, Inc.	25,873	(25,873)			– 0	–		– 0	–	– 0	–
Goldman Sachs Bank USA/Goldman Sachs International	1,419,869	(562,841)			(810,000)			– 0	–	47,028
HSBC Bank USA	30,849	– 0	–		– 0	–		– 0	–	30,849
JPMorgan Chase Bank, NA/ JPMorgan Securities, LLC	478,120	– 0	–		(478,120)			– 0	–	– 0	–
State Street Bank & Trust Co.	5,115	(5,115)			– 0	–		– 0	–	– 0	–
UBS AG	368,155	(7,572)			(360,583)			– 0	–	– 0	–

Total	$2,373,547	$(601,401)			$(1,648,703)		$	– 0	–	$123,443	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts,

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NOTES TO FINANCIAL STATEMENTS (continued)

futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended March 31, 2021 (unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (unaudited)	Year Ended September 30, 2020

Class A
Shares sold	270,769	969,237	$2,785,821	$9,384,438

Shares issued in reinvestment of dividends and distributions	33,890	52,836	347,411	524,194

Shares converted from Class C	78,798	398,848	809,708	3,916,773

Shares redeemed	(253,345)	(849,475)	(2,594,938)	(8,406,403)

Net increase	130,112	571,446	$1,348,002	$5,419,002

Class C
Shares sold	73,528	337,820	$752,446	$3,315,947

Shares issued in reinvestment of dividends and distributions	11,055	32,162	113,240	319,321

Shares converted to Class A	(78,828)	(399,165)	(809,708)	(3,916,773)

Shares redeemed	(96,671)	(555,197)	(990,238)	(5,391,555)

Net decrease	(90,916)	(584,380)	$(934,260)	$(5,673,060)

Advisor Class
Shares sold	6,173,578	12,922,054	$63,386,772	$127,471,160

Shares issued in reinvestment of dividends and distributions	453,796	869,277	4,643,334	8,602,971

Shares redeemed	(3,895,370)	(11,047,105)	(39,965,581)	(107,286,796)

Net increase	2,732,004	2,744,226	$28,064,525	$28,787,335

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NOTES TO FINANCIAL STATEMENTS (continued)

There were no transactions in capital shares for Class R, Class K and Class I for the six months ended March 31, 2021.

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the stock, bond, currency and commodity markets fluctuate. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The current historically low interest rate environment heightens the risks associated with rising interest rates.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of

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NOTES TO FINANCIAL STATEMENTS (continued)

money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Loan Participations and Assignments Risk—When the Fund purchases loan participations and assignments, it is subject to the credit risk associated with the underlying corporate borrower. In addition, the lack of a liquid secondary market for loan participations and assignments may have an adverse impact on the value of such investments and the Fund’s ability to dispose of particular assignments or participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

LIBOR Transition and Associated Risk—A Fund may invest in debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate”

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NOTES TO FINANCIAL STATEMENTS (continued)

for various interest rate calculations. The United Kingdom Financial Conduct Authority, which regulates LIBOR, will cease publishing certain LIBOR benchmarks at the end of 2021. Although certain LIBOR rates are intended to be published until June 2023, banks are strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. Although financial regulators and industry working groups have suggested alternative reference rates, such as the European Interbank Offer Rate, the Sterling Overnight Interbank Average Rate and the Secured Overnight Financing Rate, global consensus on alternative rates is lacking and the process for amending existing contracts or instruments to transition away from LIBOR is underway but remains incomplete. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting a Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended March 31, 2021.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending September 30, 2021 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended September 30, 2020 and September 30, 2019 were as follows:

	2020	2019
Distributions paid from:
Ordinary income	$13,122,595	$11,342,831

Total taxable distributions paid	$13,122,595	$11,342,831

As of September 30, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital losses	$(14,639,014	)(a)
Other losses	(433,495	)(b)
Unrealized appreciation/(depreciation)	(3,081,087	)(c)

Total accumulated earnings/(deficit)	$(18,153,596	)(d)

(a)	As of September 30, 2020, the Fund had a net capital loss carryforward of $14,639,014.

(b)	As of September 30, 2020, the Fund had a qualified late-year ordinary loss deferral of $433,495.

(c)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of swaps, and the tax deferral of losses on wash sales.

(d)	The differences between book-basis and tax-basis components of accumulated earnings/(deficit) are attributable primarily to the tax treatment of defaulted securities and dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of September 30, 2020, the Fund had a net short-term capital loss carryforward of $6,816,532 and a net long-term capital loss carryforward of $7,822,482, which may be carried forward for an indefinite period.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE I

Subsequent Events

As of March 31, 2021, Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Effective May 31, 2021, Class C shares will automatically convert to Class A shares after eight years instead of ten years.

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no other material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended March 31, 2021 (unaudited)	Year Ended September 30,
2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 9.95	$ 10.36	$ 10.24	$ 10.40	$ 10.31	$ 9.97

Income From Investment Operations

Net investment income(a)(b)	.19	.37	.39	.38	.33	.34

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.37	(.33)	.16	(.16)	.12	.37

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase in net asset value from operations	.56	.04	.55	.22	.45	.71

Less: Dividends and Distributions

Dividends from net investment income	(.21)	(.45)	(.43)	(.36)	(.36)	(.37)

Return of capital	– 0	–	– 0	–	– 0	–	(.02)	– 0	–	– 0	–

Total dividends and distributions	(.21)	(.45)	(.43)	(.38)	(.36)	(.37)

Net asset value, end of period	$ 10.30	$ 9.95	$ 10.36	$ 10.24	$ 10.40	$ 10.31

Total Return

Total investment return based on net asset value(d)	5.67%	.54%	5.54%	2.23%	4.44%	7.29	%+

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$26,585	$24,393	$19,487	$17,897	$23,596	$27,656

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.95	%^	.95%	.95%	.95%	.95%	1.04%

Expenses, before waivers/reimbursements(e)‡	1.02	%^	1.04%	1.05%	1.05%	1.04%	1.11%

Net investment income(b)	3.68	%^	3.71%	3.85%	3.69%	3.18%	3.42%

Portfolio turnover rate	32%	60%	37%	39%	46%	57%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.01%	.01%	.02%	.01%

See footnote summary on page 92.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended March 31, 2021 (unaudited)	Year Ended September 30,
2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 9.94	$ 10.35	$ 10.23	$ 10.40	$ 10.30	$ 9.96

Income From Investment Operations

Net investment income(a)(b)	.15	.29	.32	.30	.25	.27

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.37	(.32)	.16	(.16)	.13	.37

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	.52	(.03)	.48	.14	.38	.64

Less: Dividends and Distributions

Dividends from net investment income	(.17)	(.38)	(.36)	(.30)	(.28)	(.30)

Return of capital	– 0	–	– 0	–	– 0	–	(.01)	– 0	–	– 0	–

Total dividends and distributions	(.17)	(.38)	(.36)	(.31)	(.28)	(.30)

Net asset value, end of period	$ 10.29	$ 9.94	$ 10.35	$ 10.23	$ 10.40	$ 10.30

Total Return

Total investment return based on net asset value(d)	5.28%	(.21	) %	4.76%	1.37%	3.76%	6.52	%+

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,558	$11,105	$17,617	$21,412	$27,083	$30,478

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)‡	1.70	%^	1.70%	1.70%	1.70%	1.70%	1.77%

Expenses, before waivers/ reimbursements(e)‡	1.77	%^	1.79%	1.80%	1.80%	1.79%	1.85%

Net investment income(b)	2.92	%^	2.96%	3.11%	2.95%	2.43%	2.68%

Portfolio turnover rate	32%	60%	37%	39%	46%	57%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.01%	.01%	.02%	.01%

See footnote summary on page 92.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended March 31, 2021 (unaudited)	Year Ended September 30,
2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 9.93	$ 10.35	$ 10.22	$ 10.39	$ 10.30	$ 9.95

Income From Investment Operations

Net investment income(a)(b)	.20	.39	.42	.41	.36	.37

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.37	(.33)	.17	(.17)	.12	.38

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase in net asset value from operations	.57	.06	.59	.24	.48	.75

Less: Dividends and Distributions

Dividends from net investment income	(.22)	(.48)	(.46)	(.39)	(.39)	(.40)

Return of capital	– 0	–	– 0	–	– 0	–	(.02)	– 0	–	– 0	–

Total dividends and distributions	(.22)	(.48)	(.46)	(.41)	(.39)	(.40)

Net asset value, end of period	$ 10.28	$ 9.93	$ 10.35	$ 10.22	$ 10.39	$ 10.30

Total Return

Total investment return based on net asset value(d)	5.81%	.70%	5.91%	2.38%	4.80%	7.69	%+

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$293,118	$256,070	$238,350	$225,703	$283,856	$268,421

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.70	%^	.70%	.70%	.69%	.70%	.77%

Expenses, before waivers/reimbursements(e)‡	.77	%^	.79%	.80%	.80%	.79%	.84%

Net investment income(b)	3.93	%^	3.97%	4.10%	3.94%	3.45%	3.66%

Portfolio turnover rate	32%	60%	37%	39%	46%	57%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.01%	.01%	.02%	.01%

See footnote summary on page 92.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class R
Six Months Ended March 31, 2021 (unaudited)	Year Ended September 30,
2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 9.94	$ 10.36	$ 10.23	$ 10.40	$ 10.31	$ 9.97

Income From Investment Operations

Net investment income(a)(b)	.17	.35	.37	.35	.31	.32

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.38	(.34)	.17	(.16)	.11	.37

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase in net asset value from operations	.55	.01	.54	.19	.42	.69

Less: Dividends and Distributions

Dividends from net investment income	(.20)	(.43)	(.41)	(.34)	(.33)	(.35)

Return of capital	– 0	–	– 0	–	– 0	–	(.02)	– 0	–	– 0	–

Total dividends and distributions	(.20)	(.43)	(.41)	(.36)	(.33)	(.35)

Net asset value, end of period	$ 10.29	$ 9.94	$ 10.36	$ 10.23	$ 10.40	$ 10.31

Total Return

Total investment return based on net asset value(d)	5.54%	.21%	5.39%	1.87%	4.17%	7.03%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10	$10	$10	$10	$10	$10

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)‡	1.20	%^	1.20%	1.20%	1.20%	1.20%	1.28%

Expenses, before waivers/ reimbursements(e)‡	1.28	%^	1.30%	1.31%	1.32%	1.30%	1.35%

Net investment income(b)	3.41	%^	3.49%	3.63%	3.43%	2.96%	3.17%

Portfolio turnover rate	32%	60%	37%	39%	46%	57%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.01%	.01%	.02%	.01%

See footnote summary on page 92.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class K
Six Months Ended March 31, 2021 (unaudited)	Year Ended September 30,
2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 9.95	$ 10.36	$ 10.23	$ 10.40	$ 10.31	$ 9.96

Income From Investment Operations

Net investment income(a)(b)	.19	.37	.40	.38	.33	.34

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.36	(.32)	.16	(.17)	.12	.38

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase in net asset value from operations	.55	.05	.56	.21	.45	.72

Less: Dividends and Distributions

Dividends from net investment income	(.21)	(.46)	(.43)	(.36)	(.36)	(.37)

Return of capital	– 0	–	– 0	–	– 0	–	(.02)	– 0	–	– 0	–

Total dividends and distributions	(.21)	(.46)	(.43)	(.38)	(.36)	(.37)

Net asset value, end of period	$ 10.29	$ 9.95	$ 10.36	$ 10.23	$ 10.40	$ 10.31

Total Return

Total investment return based on net asset value(d)	5.57%	.56%	5.65%	2.12%	4.43%	7.40	%+

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10	$10	$10	$10	$10	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.95	%^	.95%	.95%	.95%	.95%	1.03%

Expenses, before waivers/reimbursements(e)‡	1.02	%^	1.04%	1.04%	1.06%	1.04%	1.08%

Net investment income(b)	3.67	%^	3.74%	3.87%	3.67%	3.21%	3.41%

Portfolio turnover rate	32%	60%	37%	39%	46%	57%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.01%	.01%	.02%	.01%

See	footnote summary on page 92.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended March 31, 2021 (unaudited)	Year Ended September 30,
2020	2019	2018	2017	2016

Net asset value, beginning of period	$ 9.95	$ 10.36	$ 10.24	$ 10.40	$ 10.31	$ 9.97

Income From Investment Operations

Net investment income(a)(b)	.20	.39	.42	.40	.36	.37

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.37	(.32)	.16	(.15)	.12	.37

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase in net asset value from operations	.57	.07	.58	.25	.48	.74

Less: Dividends and Distributions

Dividends from net investment income	(.22)	(.48)	(.46)	(.39)	(.39)	(.40)

Return of capital	– 0	–	– 0	–	– 0	–	(.02)	– 0	–	– 0	–

Total dividends and distributions	(.22)	(.48)	(.46)	(.41)	(.39)	(.40)

Net asset value, end of period	$ 10.30	$ 9.95	$ 10.36	$ 10.24	$ 10.40	$ 10.31

Total Return

Total investment return based on net asset value(d)	5.79%	.80%	5.80%	2.47%	4.69%	7.60	%+

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10	$9	$10	$10	$10	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.70	%^	.70%	.70%	.70%	.70%	.78%

Expenses, before waivers/reimbursements(e)‡	.71	%^	.75%	.76%	.77%	.75%	.84%

Net investment income(b)	3.90	%^	3.96%	4.10%	3.93%	3.46%	3.70%

Portfolio turnover rate	32%	60%	37%	39%	46%	57%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.01%	.01%	.02%	.01%

See	footnote summary on page 92.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the years ended September 30, 2019, September 30, 2018 and September 30, 2017, such waiver amounted to .01%, .01% and .02%, respectively.

+

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

^	Annualized.

See notes to financial statements.

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BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Onur Erzan*, President and Chief Executive Officer	Nancy P. Jacklin(1) Jeanette W. Loeb(1) Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Gershon M. Distenfeld(2), Vice President Jacqueline Pincus(2), Vice President William Smith(2), Vice President Emilie D. Wrapp, Secretary	Michael B. Reyes, Senior Analyst Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and
Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

1	Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by its Limited Duration High Income Investment Team.
Mr. Gershon M. Distenfeld, Mr. William Smith and Ms. Jacqueline Pincus are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

*

Mr. Robert M. Keith retired as President, Chief Executive Officer and a Director of the Fund as of March 31, 2021. Mr. Onur Erzan, Senior Vice President and Head of the Global Client Group of the Adviser, has been elected President, Chief Executive Officer and a Director of the Fund, effective April 1, 2021.

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Operation and Effectiveness of the Fund’s Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Fund to designate an Administrator of the Fund’s Liquidity Risk Management Program. The Administrator of the Fund’s LRMP is AllianceBernstein L.P., the Fund’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Fund’s Board of Directors (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Fund’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2021, which covered the period January 1, 2020 through December 31, 2020 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner.

Pursuant to the LRMP, the Fund classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Fund participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Fund is required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Fund’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Fund’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Fund’s LRMP is adequately designed, has been implemented as intended,

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and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, beginning in March 2020, all financial markets experienced extreme levels of price volatility and relative illiquidity resulting from the COVID-19 impacts on the global economy. This extreme relative illiquidity resulted in significantly wider bid-ask spreads to transact in securities, including many of those securities held by the Fund, and in a diminished depth of liquidity in most markets, to varying degrees. Nonetheless, there were no liquidity events that impacted the Fund or its ability to timely meet redemptions during the Program Reporting Period.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Bond Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Limited Duration High Income Portfolio (the “Fund”) at a meeting held by video conference on November 3-5, 2020 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business

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judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2018 and 2019 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution

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expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3- and 5-year periods ended July 31, 2020 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the

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Adviser’s Form ADV and in a report from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors previously discussed these matters with an independent fee consultant.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed, information about the expense ratios of the relevant ETFs. The directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures for a fund, in some cases pending purchases of underlying securities, that the advisory fee for the Fund would be for services in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

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In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and the directors considered the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also discussed economies of scale with an independent fee consultant. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

CORE

Global Core Equity Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

Sustainable International Thematic Fund

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio1

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Income Portfolio

Short Duration Portfolio

Sustainable Thematic Credit Portfolio

Total Return Bond Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to April 30, 2021, High Yield Portfolio was named FlexFee High Yield Portfolio.

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NOTES

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NOTES

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NOTES

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NOTES

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NOTES

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NOTES

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NOTES

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AB LIMITED DURATION HIGH INCOME PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

LDHI- 0152-0321

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Bond Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	May 27, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	May 27, 2021

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	May 27, 2021